As filed with the Securities and Exchange Commission on May 24, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
 (Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Address of principal executive offices) (Zip code)

David M. Churchill
Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.7%
Consumer Discretionary - 14.1%
181,386	Amazon.com, Inc.*	107,677,985
1,583,745	Starbucks Corp.	94,549,577
1,049,374	TripAdvisor, Inc.*	69,783,371
615,622	Under Armour, Inc.*	52,223,214
		324,234,147
Consumer Staples - 10.2%
495,262	Costco Wholesale Corp.	78,043,386
928,645	Estee Lauder Companies, Inc.	87,580,510
810,307	Mead Johnson Nutrition Co.	68,851,785
		234,475,681
Financials - 2.9%
2,400,089	Charles Schwab Corp.	67,250,494
Health Care - 13.7%
341,412	Alexion Pharmaceuticals, Inc.*	47,531,379
1,158,052	Bristol-Myers Squibb Co.	73,976,362
690,218	DaVita HealthCare Partners, Inc.*	50,648,197
916,003	Express Scripts Holding Co.*	62,920,246
132,928	Intuitive Surgical, Inc.*	79,896,374
		314,972,558
Industrials - 11.2%
891,014	Danaher Corp.	84,521,588
1,077,024	Fastenal Co.	52,774,176
548,788	Stericycle, Inc.*	69,251,558
647,042	Westinghouse Air Brake Technologies Corp.	51,303,960
		257,851,282
Information Technology - 39.4%
851,905	Akamai Technologies, Inc.*	47,340,361
65,281	Alphabet, Inc. - Class A*	49,802,875
72,674	Alphabet, Inc. - Class C*	54,138,496
1,280,333	Amphenol Corp.	74,028,854
475,523	ANSYS, Inc.*	42,540,288
396,565	Apple, Inc.	43,221,619
951,067	Cognizant Technology Solutions Corp.*	59,631,901
878,815	Facebook, Inc.*	100,272,791
362,335	Fleetcor Technologies, Inc.*	53,897,331
2,281,209	Genpact, Ltd.*	62,026,073
1,105,191	National Instruments Corp.	33,277,301
602,146	NetSuite, Inc.*	41,240,980
780,266	NXP Semiconductors NV*	63,256,165
1,050,557	salesforce.com, Inc.*	77,562,623
1,372,229	Visa, Inc.	104,948,074
		907,185,732
Materials - 3.3%
673,436	Ecolab, Inc.	75,101,583
Telecommunication Services - 1.9%
433,582	SBA Communications Corp.*	43,431,909
Total Common Stocks (Cost $1,535,227,303)		2,224,503,386

Short-Term Investments - 2.5%
Money Market Funds - 2.5%
57,287,390	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	57,287,390
Total Short-Term Investments (Cost $57,287,390)		57,287,390
Total Investments - 99.2% (Cost $1,592,514,693)		2,281,790,776
Other Assets in Excess of Liabilities - 0.8%		19,096,642
NET ASSETS - 100.0%		$2,300,887,418

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$1,597,796,809
Gross unrealized appreciation		718,977,283
Gross unrealized depreciation		(34,983,316)
Net unrealized appreciation		$683,993,967

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks	$2,224,503,386	$-	$-
Short-Term Investments	$57,287,390	$-	$-
Total Investments	$2,281,790,776	$-	$-

Brown Advisory Value Equity Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 90.6%
Consumer Discretionary - 12.3%
35,518	Best Buy, Inc.	1,152,204
26,169	BorgWarner, Inc.	1,004,890
22,533	CarMax, Inc.*	1,151,436
35,271	Garmin, Ltd.	1,409,429
33,490	Liberty Media Corp.*	1,275,634
21,445	Michael Kors Holdings, Ltd.*	1,221,507
		7,215,100
Consumer Staples - 6.4%
19,317	Philip Morris International, Inc.	1,895,191
41,999	Unilever NV ADR	1,876,515
		3,771,706
Energy - 5.3%
1	California Resources Corp.	1
18,996	Occidental Petroleum Corp.	1,299,896
64,012	Suncor Energy, Inc.	1,780,174
		3,080,071
Financials - 19.7%
18,551	Ameriprise Financial, Inc.	1,743,980
47,020	Charles Schwab Corp.	1,317,500
37,448	JPMorgan Chase & Co.	2,217,671
181,846	Regions Financial Corp.	1,427,491
47,861	SunTrust Banks, Inc.	1,726,825
40,836	Synovus Financial Corp.	1,180,569
10,289	T. Rowe Price Group, Inc.	755,830
9,490	Willis Towers Watson PLC	1,126,083
		11,495,949
Health Care - 14.4%
39,451	AbbVie, Inc.	2,253,441
19,862	Baxalta, Inc.	802,425
45,635	Hologic, Inc.*	1,574,408
24,858	Merck & Co., Inc.	1,315,237
13,925	Novartis AG ADR	1,008,727
27,208	Teva Pharmaceutical Industries, Ltd. ADR	1,455,900
		8,410,138
Industrials - 6.4%
5,995	General Dynamics Corp.	787,563
60,228	General Electric Co.	1,914,648
18,897	PACCAR, Inc.	1,033,477
		3,735,688
Information Technology - 26.1%
17,858	Apple, Inc.	1,946,343
15,706	Check Point Software Technologies, Ltd.*	1,373,804
75,712	Cisco Systems, Inc.	2,155,521
47,490	CommScope Holdings Co., Inc.*	1,325,921
55,536	eBay, Inc.*	1,325,089
22,780	Microchip Technology, Inc.	1,097,996
97,626	Micron Technology, Inc.*	1,022,144
28,247	Microsoft Corp.	1,560,082
18,229	PayPal Holdings, Inc.*	703,639
21,643	QUALCOMM, Inc.	1,106,823
44,052	Yahoo, Inc.*	1,621,554
		15,238,916
Total Common Stocks (Cost $42,021,109)		52,947,568

Real Estate Investment Trust - 4.8%
49,345	Forest City Realty Trust, Inc.	1,040,686
28,271	W.P. Carey, Inc.	1,759,587
Total Real Estate Investment Trusts (Cost $2,633,558)		2,800,273

Short-Term Investments - 4.4%
Money Market Funds - 4.4%
2,582,007	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	2,582,007
Total Short-Term Investments (Cost $2,582,007)		2,582,007
Total Investments - 99.8% (Cost $47,236,674)		58,329,848
Other Assets in Excess of Liabilities - 0.2%		131,683
NET ASSETS - 100.0%		$58,461,531

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$48,662,140
Gross unrealized appreciation		12,016,622
Gross unrealized depreciation		(2,348,914)
Net unrealized appreciation		$9,667,708

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks	$52,947,568	$-	$-
Real Estate Investment Trusts	$2,800,273	$-	$-
Short-Term Investments	$2,582,007	$-	$-
Total Investments	$58,329,848	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.1%
Consumer Discretionary - 17.4%
221,149	Best Buy, Inc.	7,174,074
211,519	CarMax, Inc.*	10,808,621
163,235	Lowe's Companies, Inc.	12,365,051
9,397	Priceline Group, Inc.*	12,112,357
91,529	TJX Companies, Inc.	7,171,297
99,872	Walt Disney Co.	9,918,288
		59,549,688
Consumer Staples - 1.4%
48,238	PepsiCo, Inc.	4,943,430
Energy - 4.4%
0	California Resources Corp.	0
461,056	Kinder Morgan, Inc.	8,234,460
98,519	Occidental Petroleum Corp.	6,741,656
		14,976,116
Financials - 19.4%
77,036	Ameriprise Financial, Inc.	7,242,154
230,689	Bank of America Corp.	3,118,915
124,303	Berkshire Hathaway, Inc.*	17,636,110
337,875	Charles Schwab Corp.	9,467,257
123,981	JPMorgan Chase & Co.	7,342,155
416,539	Regions Financial Corp.	3,269,831
73,893	T. Rowe Price Group, Inc.	5,428,180
268,052	Wells Fargo Co.	12,962,995
		66,467,597
Health Care - 12.4%
62,123	Anthem, Inc.	8,634,476
101,771	Edwards Lifesciences Corp.*	8,977,220
160,513	Express Scripts Holding Co.*	11,025,638
57,839	Merck & Co., Inc.	3,060,261
201,129	Teva Pharmaceutical Industries, Ltd. ADR	10,762,413
		42,460,008
Industrials - 8.7%
192,695	Canadian National Railway Co.	12,035,730
25,083	Canadian Pacific Railway, Ltd.	3,328,263
33,769	Owens Corning	1,596,598
113,297	United Rentals, Inc.*	7,045,941
58,312	United Technologies Corp.	5,837,031
		29,843,563
Information Technology - 29.9%
62,039	Accenture PLC	7,159,301
8,099	Alphabet, Inc. - Class A*	6,178,727
14,735	Alphabet, Inc. - Class C*	10,976,838
101,461	Apple, Inc.	11,058,234
135,245	eBay, Inc.*	3,226,946
141,845	MasterCard, Inc.	13,404,352
181,481	Microsoft Corp.	10,023,196
135,445	PayPal Holdings, Inc.*	5,228,177
132,638	QUALCOMM, Inc.	6,783,107
252,752	Visa, Inc.	19,330,473
242,112	Yahoo, Inc.*	8,912,143
		102,281,494

Telecommunication Services - 1.5%
57,356	Crown Castle International Corp.	4,961,294
Total Common Stocks (Cost $272,915,719)		325,483,190

Warrants - 0.1%
20,000	Wells Fargo Co.*	313,200
Total Warrants (Cost $221,300)		313,200

Short-Term Investments - 4.5%
Money Market Funds - 4.5%
15,482,781	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	15,482,781
Total Short-Term Investments (Cost $15,482,781)		15,482,781
Total Investments - 99.7% (Cost $288,619,800)		341,279,171
Other Assets in Excess of Liabilities - 0.3%		1,070,641
NET ASSETS - 100.0%		$342,349,812

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$288,835,872
Gross unrealized appreciation		61,908,645
Gross unrealized depreciation		(9,465,346)
Net unrealized appreciation		$52,443,299

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks	$325,483,190	$-	$-
Warrants	$313,200	$-	$-
Short-Term Investments	$15,482,781	$-	$-
Total Investments	$341,279,171	$-	$-

Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 85.7%
Consumer Discretionary - 10.7%
61,673	Best Buy, Inc.	2,000,672
32,329	McDonald's Corp.	4,063,109
52,294	Target Corp.	4,302,750
59,826	V.F. Corp.	3,874,332
		14,240,863
Consumer Staples - 14.4%
106,685	Altria Group, Inc.	6,684,882
87,003	Coca-Cola Co.	4,036,069
46,894	Philip Morris International, Inc.	4,600,770
84,801	Unilever NV ADR	3,788,909
		19,110,630
Energy - 4.2%
1	California Resources Corp.	1
74,178	Kinder Morgan, Inc.	1,324,819
38,830	Occidental Petroleum Corp.	2,657,137
176,919	Plains GP Holdings L.P.	1,537,426
		5,519,383
Financials - 13.9%
29,984	Ameriprise Financial, Inc.	2,818,796
42,915	Cincinnati Financial Corp.	2,804,924
25,685	Erie Indemnity Co.	2,388,448
53,005	JPMorgan Chase & Co.	3,138,956
77,162	OneBeacon Insurance Group, Ltd.	982,272
79,294	Wells Fargo Co.	3,834,658
21,351	Willis Towers Watson PLC	2,533,510
		18,501,564
Health Care - 11.7%
62,384	AbbVie, Inc.	3,563,374
32,435	Johnson & Johnson	3,509,467
48,351	Merck & Co., Inc.	2,558,251
45,154	Novartis AG ADR	3,270,956
48,884	Teva Pharmaceutical Industries, Ltd. ADR	2,615,783
		15,517,831
Industrials - 11.8%
113,541	General Electric Co.	3,609,468
82,491	Healthcare Services Group, Inc.	3,036,494
79,152	Nielsen Holdings NV	4,168,144
37,302	PACCAR, Inc.	2,040,046
28,954	United Technologies Corp.	2,898,296
		15,752,448
Information Technology - 17.8%
27,710	Accenture PLC	3,197,734
39,363	Apple, Inc.	4,290,173
44,798	Automatic Data Processing, Inc.	4,018,829
143,241	Cisco Systems, Inc.	4,078,071
98,585	Microsoft Corp.	5,444,850
51,371	QUALCOMM, Inc.	2,627,113
		23,656,770
Materials - 1.2%
13,713	Praxair, Inc.	1,569,453
Total Common Stocks (Cost $86,687,154)		113,868,942

Preferred Stocks - 2.2%
117,200	Public Storage, Inc. - Series S	3,020,244
Total Preferred Stocks (Cost $2,828,288)		3,020,244

Real Estate Investment Trusts - 5.8%
65,155	W.P. Carey, Inc.	4,055,247
117,164	Weyerhaeuser Co.	3,629,741
Total Real Estate Investment Trusts (Cost $6,886,428)		7,684,988

Short-Term Investments - 6.3%
Money Market Funds - 6.3%
8,369,273	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	8,369,273
Total Short-Term Investments (Cost $8,369,273)		8,369,273
Total Investments - 100.0% (Cost $104,771,143)		132,943,447
Liabilities in Excess of Other Assets - 0.0%		(38,827)
NET ASSETS - 100.0%		$132,904,620

ADR - American Depositary Receipt
# Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$103,682,753
Gross unrealized appreciation		32,901,141
Gross unrealized depreciation		(3,640,447)
Net unrealized appreciation		$29,260,694

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks	$113,868,942	$-	$-
Preferred Stocks	$3,020,244	$-	$-
Real Estate Investment Trusts	$7,684,988	$-	$-
Short-Term Investments	$8,369,273	$-	$-
Total Investments	$132,943,447	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.9%
Consumer Discretionary - 12.5%
24,673	Amazon.com, Inc.*	14,646,880
135,347	Nike, Inc.	8,319,780
167,534	Starbucks Corp.	10,001,780
88,945	TJX Companies, Inc.	6,968,841
		39,937,281
Consumer Staples - 2.2%
171,494	WhiteWave Foods Co.*	6,969,516

Health Care - 19.1%
53,916	Alexion Pharmaceuticals, Inc.*	7,506,185
192,004	Bristol-Myers Squibb Co.	12,265,216
169,362	Cerner Corp.*	8,969,412
116,969	IDEXX Laboratories, Inc.*	9,161,012
19,190	Mettler-Toledo International, Inc.*	6,615,944
62,041	Novo Nordisk A/S ADR	3,362,002
93,718	Thermo Fisher Scientific, Inc.	13,269,532
		61,149,303
Industrials - 28.0%
121,741	A. O. Smith Corp.	9,290,056
44,980	Acuity Brands, Inc.	9,811,937
106,701	Canadian National Railway Co.	6,664,544
147,024	Danaher Corp.	13,946,697
140,323	Hexcel Corp.	6,133,518
91,687	J.B. Hunt Transport Services, Inc.	7,723,713
56,962	Middleby Corp.*	6,081,833
96,662	Stericycle, Inc.*	12,197,778
113,720	Verisk Analytics, Inc.*	9,088,502
107,628	Westinghouse Air Brake Technologies Corp.	8,533,824
		89,472,402
Information Technology - 28.8%
68,232	Akamai Technologies, Inc.*	3,791,652
15,826	Alphabet, Inc. - Class A*	12,073,655
3,267	Alphabet, Inc. - Class C*	2,433,752
110,369	Arm Holdings PLC ADR	4,822,022
129,255	Facebook, Inc.*	14,747,996
95,647	Intuit, Inc.	9,948,244
91,585	NXP Semiconductors NV*	7,424,796
108,237	Red Hat, Inc.*	8,064,739
108,745	salesforce.com, Inc.*	8,028,643
101,077	TE Connectivity, Ltd.	6,258,688
191,903	Visa, Inc.	14,676,741
		92,270,928
Materials - 2.3%
65,998	Ecolab, Inc.	7,360,097
Total Common Stocks (Cost $224,845,266)		297,159,527

Real Estate Investment Trusts - 3.8%
117,579	American Tower Corp.	12,036,562
Total Real Estate Investment Trusts (Cost $11,122,768)		12,036,562

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
10,590,568	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	10,590,568
Total Short-Term Investments (Cost $10,590,568)		10,590,568

Total Investments - 100.0% (Cost $246,558,602)		319,786,657
Other Assets in Excess of Liabilities - 0.0%		155,881
NET ASSETS - 100.0%		$319,942,538

ADR - American Depositary Receipt
*Non-Income Producing
#Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$246,611,951
Gross unrealized appreciation		75,425,185
Gross unrealized depreciation		(2,250,479)
Net unrealized appreciation		$73,174,706

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks	$297,159,527	$-	$-
Real Estate Investment Trusts	$12,036,562	$-	$-
Short-Term Investments	$10,590,568	$-	$-
Total Investments	$319,786,657	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.4%
Consumer Discretionary - 10.9%
155,200	2U, Inc.*	3,507,520
234,436	Black Diamond, Inc.*	1,059,651
115,927	Bright Horizons Family Solutions, Inc.*	7,509,751
27,084	Expedia, Inc.	2,920,197
225,404	Global Eagle Entertainment, Inc.*	1,920,442
318,819	Liberty TripAdvisor Holdings, Inc.*	7,065,029
182,134	Lindblad Expeditions Holdings, Inc.*	1,810,412
55,480	Papa Johns International, Inc.	3,006,461
12,605	Qunar Cayman Islands, Ltd. ADR*	500,418
		29,299,881
Consumer Staples - 2.2%
26,549	PriceSmart, Inc.	2,245,515
43,363	Treehouse Foods, Inc.*	3,761,740
		6,007,255
Financials - 2.0%
152,689	ConnectOne Bancorp, Inc.	2,496,465
61,210	Prosperity Bancshares, Inc.	2,839,532
		5,335,997
Health Care - 17.6%
50,013	Acceleron Pharma, Inc.*	1,319,843
66,673	Alder Biopharmaceuticals, Inc.*	1,632,822
17,629	Beigene, Ltd. ADR*	516,706
87,875	Charles River Laboratories International, Inc.*	6,673,227
43,265	Coherus BioSciences, Inc.*	918,516
75,112	Diplomat Pharmacy, Inc.*	2,058,069
40,739	Henry Schein, Inc.*	7,032,774
49,898	Heron Therapeutics, Inc.*	947,563
71,248	IDEXX Laboratories, Inc.*	5,580,143
23,705	Incyte Corp.*	1,717,901
10,298	Laboratory Corp. of America Holdings*	1,206,205
142,953	Medidata Solutions, Inc.*	5,533,711
55,742	Neurocrine Biosciences, Inc.*	2,204,596
107,071	Novadaq Technologies, Inc.*	1,187,417
94,228	Omeros Corp.*	1,445,458
115,894	Press Ganey Holdings, Inc.*	3,486,092
141,018	Teladoc, Inc.*	1,353,773
35,198	Ultragenyx Pharmaceutical, Inc.*	2,228,385
		47,043,201

Industrials - 22.0%
104,846	Advisory Board Co.*	3,381,283
56,502	CEB, Inc.	3,657,374
92,339	DigitalGlobe, Inc.*	1,597,465
110,619	ESCO Technologies, Inc.	4,311,929
111,090	Healthcare Services Group, Inc.	4,089,223
90,850	HEICO Corp.	5,462,810
123,191	Hexcel Corp.	5,384,679
52,349	IDEX Corp.	4,338,685
153,469	Knight Transportation, Inc.	4,013,214
75,922	Team, Inc.*	2,306,510
56,050	WageWorks, Inc.*	2,836,691
195,278	Waste Connections, Inc.	12,613,006
93,590	Woodward, Inc.	4,868,552
		58,861,421
Information Technology - 34.3%
61,673	Aspen Technology, Inc.*	2,228,246
89,582	Blackbaud, Inc.	5,633,812
153,577	Broadridge Financial Solutions, Inc.	9,108,652
212,986	BroadSoft, Inc.*	8,593,985
55,784	Cavium, Inc.*	3,411,749
72,216	CoreLogic, Inc.*	2,505,895
6,912	CoStar Group, Inc.*	1,300,631
108,709	Demandware, Inc.*	4,250,522
94,128	Electronics For Imaging, Inc.*	3,990,086
93,196	Envestnet, Inc.*	2,534,931
29,779	Fair Isaac Corp.	3,159,254
211,056	Genpact, Ltd.*	5,738,613
36,472	Global Payments, Inc.	2,381,622
41,557	Guidewire Software, Inc.*	2,264,025
151,222	Interactive Intelligence Group, Inc.*	5,507,505
147,896	M/A-COM Technology Solutions Holdings, Inc.*	6,476,366
87,124	MAXIMUS, Inc.	4,586,207
133,074	Monotype Imaging Holdings, Inc.	3,183,130
53,676	Pegasystems, Inc.	1,362,297
64,275	SPS Commerce, Inc.*	2,759,969
99,567	Synchronoss Technologies, Inc.*	3,219,997
33,500	Ultimate Software Group, Inc.*	6,482,250
14,743	WEX, Inc.*	1,228,976
		91,908,720
Telecommunication Services - 3.4%
230,479	Cogent Communications Holdings, Inc.	8,995,595
Total Common Stocks (Cost $187,321,565)		247,452,070

Contingent Value Rights - 0.0%
118,191	Dyax Corp.*†`	131,192
Total Contingent Value Rights (Cost $0)		131,192

Private Placements - 1.0%
18,400	Greenspring Global Partners IV-B, L.P.*^†	2,479,470
78,769	Greenspring Global Partners V-B, L.P.*~†	120,786
Total Private Placements (Cost $569,615)		2,600,256

Short-Term Investments - 7.0%
Money Market Funds - 7.0%
18,786,077	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	18,786,077
Total Short-Term Investments (Cost $18,786,077)		18,786,077
Total Investments - 100.4% (Cost $206,677,257)		268,969,595
Liabilities in Excess of Other Assets - (0.4)%		(1,113,543)
NET ASSETS - 100.0%		$267,856,052

ADR - American Depositary Receipt
*Non-Income Producing
^Security is exempt from registration under Regulation D of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to February 2016 as part of a $2,000,000 capital commitment. At March 31, 2016, 1,840,000 of the capital commitment has been fulfilled by the Fund.

~Security is exempt from registration under Regulation D of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from October 2012 to February 2016 as part of a $100,000 capital commitment. At March 31, 2016, $78,769 of the capital commitment has been fulfilled by the Fund.

†All or a portion of this security is considered illiquid. At March 31, 2016 the total market value of securities considered illiquid was $2,731,448 or 1.0% of net assets.
` Security is fair valued under supervision of the Board of Trustees
#Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments	$207,511,409
Gross unrealized appreciation	75,803,750
Gross unrealized depreciation	(14,345,564)
Net unrealized appreciation	$61,458,186

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks	$247,452,070	$-	$-
Contingent Value Rights	$-	$-	$131,192
Private Placements	$-	$-	$2,600,256
Short-Term Investments	$18,786,077	$-	$-
Total Investments	$266,238,147	$-	$2,731,448

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.3%
Consumer Discretionary - 16.1%
378,824	Cato Corp.	14,603,665
350,476	Core-Mark Holding Co., Inc.	28,584,822
232,646	Culp, Inc.	6,099,978
1,812,310	Denny's Corp.*	18,775,532
617,676	Destination Maternity Corp.	4,224,904
1,009,705	Diamond Resorts International, Inc.*	24,535,831
379,561	Liberty Global PLC LiLAC Group*	14,377,771
400,197	Murphy USA, Inc.*	24,592,106
348,217	Regis Corp.*	5,289,416
		141,084,025
Consumer Staples - 1.4%
112,026	Casey's General Stores, Inc.	12,694,786
Energy - 2.8%
659,625	Archrock, Inc.	5,277,000
231,118	Green Plains Partners LP	3,108,537
686,894	Par Petroleum Corp.*	12,886,131
258,622	RigNet, Inc.*	3,537,949
		24,809,617
Financials - 28.2%
2,659,777	American Capital, Ltd.*	40,535,002
319,126	Assurant, Inc.	24,620,571
509,979	Cash America International, Inc.	19,705,589
141,165	Farmers Capital Bank Corp.†	3,729,579
541,703	Maiden Holdings, Ltd.	7,009,637
379,561	Medley Management, Inc.†	2,087,586
464,317	National General Holdings Corp.	10,024,604
1,454,123	NorthStar Asset Management Group, Inc.	16,504,296
403,255	OceanFirst Financial Corp.	7,129,548
508,546	Oritani Financial Corp.	8,630,026
324,285	Pacific Premier Bancorp, Inc.*	6,929,970
328,707	Patriot National, Inc.*	2,531,044
353,765	Primerica, Inc.	15,753,155
325,022	Renasant Corp.	10,696,474
1,087,828	Synovus Financial Corp.	31,449,107
2,062,140	TFS Financial Corp.	35,819,372
275,777	Triumph Bancorp, Inc.*	4,365,550
		247,521,110
Health Care - 4.1%
156,983	Addus HomeCare Corp.*	2,698,538
545,388	Air Methods Corp.*	19,753,953
262,422	Providence Service Corp.*	13,401,892
		35,854,383
Industrials - 13.3%
907,625	Albany International Corp.†	34,117,624
704,583	DigitalGlobe, Inc.*	12,189,286
375,876	EnPro Industries, Inc.	21,680,528
943,374	Federal Signal Corp.	12,509,139
389,267	Kadant, Inc.†	17,579,298
673,628	McGrath RentCorp	16,894,590
107,070	Thermon Group Holdings, Inc.*	1,880,149
		116,850,614

Information Technology - 10.8%
439,721	Broadridge Financial Solutions, Inc.	26,079,853
895,469	CTS Corp.†	14,094,682
95,811	DST Systems, Inc.	10,804,606
711,216	EchoStar Corp.*	31,499,757
372,928	Electro Rent Corp.†	3,453,313
169,720	MAXIMUS, Inc.	8,934,061
		94,866,272
Materials - 7.9%
418,622	Clearwater Paper Corp.*	20,307,353
294,804	Deltic Timber Corp.	17,732,460
184,471	KMG Chemicals, Inc.	4,255,746
429,677	Neenah Paper, Inc.	27,353,238
		69,648,797
Telecommunication Services - 2.7%
317,055	Atlantic Tele-Network, Inc.	24,042,281
Total Common Stocks (Cost $687,738,576)		767,371,885

Real Estate Investment Trusts - 6.9%
1,160,793	Forest City Realty Trust, Inc.	24,481,124
3,047,541	MFA Financial, Inc.	20,875,656
1,160,565	NorthStar Realty Finance Corp.	15,226,613
Total Real Estate Investment Trusts (Cost $60,933,131)		60,583,393

Short-Term Investments - 5.4%
Money Market Funds - 5.4%
47,780,718	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	47,780,718
Total Short-Term Investments (Cost $47,780,718)		47,780,718
Total Investments - 99.6% (Cost $796,452,425)		875,735,996
Other Assets in Excess of Liabilities - 0.4%		3,163,387
NET ASSETS - 100.0%		$878,899,383

* Non-Income Producing
†All or a portion of this security is considered illiquid. At March 31, 2016 the total market value of securities considered illiquid was $11,191,053 or 1.3% of net assets.
# Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$797,629,715
Gross unrealized appreciation		147,348,464
Gross unrealized depreciation		(69,242,183)
Net unrealized appreciation		$78,106,281

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks	$767,371,885	$-	$-
Real Estate Investment Trusts	$60,583,393	$-	$-
Short-Term Investments	$47,780,718	$-	$-
Total Investments	$875,735,996	$-	$-

Brown Advisory Multi-Strategy Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $

Affiliated Mutual Funds - 97.6%
Domestic Equity Funds - 41.8%
59,096	Brown Advisory Flexible Equity Fund - Institutional Shares	899,447
9,401	Brown Advisory Small-Cap Fundamental Value Fund - Institutional Shares	203,996
3,938	Brown Advisory Small-Cap Growth Fund - Institutional Shares*	115,026
		1,218,469
Foreign Equity Funds - 18.4%
18,212	Brown Advisory - Somerset Emerging Markets Fund - Institutional Shares	159,169
26,254	Brown Advisory - WMC Strategic European Equity Fund - Institutional Shares	263,849
12,616	Brown Advisory Emerging Markets Small-Cap Fund - Institutional Shares*	114,299
		537,317
Bond Funds - 37.4%
31,024	Brown Advisory Strategic Bond Fund - Investor Shares	289,454
80,666	Brown Advisory Total Return Fund - Institutional Shares	801,815
		1,091,269
Total Affiliated Mutual Funds (Cost $2,952,443)		2,847,055

Short-Term Investments - 2.2%
Money Market Funds - 2.2%
62,737	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	62,737
Total Short-Term Investments (Cost $62,737)		62,737
Total Investments - 99.8% (Cost $3,015,180)		2,909,792
Other Assets in Excess of Liabilities - 0.2%		4,446
NET ASSETS - 100.0%		$2,914,238

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$3,021,840
Gross unrealized appreciation		2,523
Gross unrealized depreciation		(114,571)
Net unrealized depreciation		$(112,048)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Affiliated Mutual Funds	$2,847,055	$-	$-
Short-Term Investments	$62,737	$-	$-
Total Investments	$2,909,792	$-	$-

Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.1%
China - 2.6%
116,134	AIA Group, Ltd.	660,108
Denmark - 5.8%
11,772	Novo Nordisk A/S	637,496
3,317	Novo Nordisk A/S ADR	179,748
14,189	Novozymes A/S	637,177
		1,454,421
Germany - 1.9%
9,432	United Internet AG	472,572
Indonesia - 1.4%
416,764	Bank Rakyat Indonesia Persero	358,644
Japan - 1.4%
9,900	Fuji Heavy Industries, Ltd.	349,601
Sweden - 1.0%
10,470	Atlas Copco AB	246,393
Taiwan - 3.6%
35,173	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	921,532
United Kingdom - 4.5%
3,151	Next PLC	244,018
14,976	Unilever PLC	675,307
4,689	Unilever PLC ADR	211,849
		1,131,174

United States - 68.9%
Consumer Discretionary - 13.2%
13,191	Nike, Inc.	810,851
648	Priceline Group, Inc.*	835,246
14,632	Starbucks Corp.	873,529
10,639	TJX Companies, Inc.	833,566
		3,353,192
Consumer Staples - 7.8%
7,649	Brown Forman Corp.	753,197
9,228	Estee Lauder Companies, Inc.	870,293
3,848	Hershey Co.	354,362
		1,977,852
Financials - 7.7%
26,816	Charles Schwab Corp.	751,384
10,026	JPMorgan Chase & Co.	593,741
6,300	Moody's Corp.	608,328
		1,953,453
Health Care - 8.3%
3,721	Alexion Pharmaceuticals, Inc.*	518,038
5,100	Cigna Corp.	699,924
10,070	Edwards Lifesciences Corp.*	888,275
		2,106,237
Industrials - 4.1%
3,953	3M Co.	658,689
4,812	Verisk Analytics, Inc.*	384,575
		1,043,264

Information Technology - 21.9%
1,265	Alphabet, Inc.*	942,361
4,693	Apple, Inc.	511,490
14,829	Cognizant Technology Solutions Corp.*	929,778
7,789	Facebook, Inc.*	888,725
9,049	MasterCard, Inc.	855,131
6,283	NXP Semiconductors NV*	509,363
12,022	Visa, Inc.	919,443
		5,556,291
Materials - 5.9%
5,683	Ecolab, Inc.	633,768
3,021	Sherwin-Williams Co.	859,989
		1,493,757
		17,484,046
Total Common Stocks (Cost $21,912,106)		23,078,491

Short-Term Investments - 8.5%
Money Market Funds - 8.5%
2,159,116	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	2,159,116
Total Short-Term Investments (Cost $2,159,116)		2,159,116
Total Investments - 99.6% (Cost $24,071,222)		25,237,607
Other Assets in Excess of Liabilities - 0.4%		99,204
NET ASSETS - 100.0%		$25,336,811

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$24,071,222
Gross unrealized appreciation		1,570,912
Gross unrealized depreciation		(404,527)
Net unrealized appreciation		$1,166,385

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as
June 30, 2016. The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks:
China	$-	$660,108	$-
Denmark	$179,748	$1,274,673	$-
Germany	$-	$472,572	$-
Indonesia	$-	$358,644	$-
Japan	$-	$349,601	$-
Sweden	$-	$246,393	$-
Taiwan	$921,532	$-	$-
United Kingdom	$211,849	$919,325	$-
United States	$17,484,046	$-	$-
Short-Term Investments	$2,159,116	$-	$-
Total Investments	$20,956,291	$4,281,316	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 24.2%
1,520,000	21st Century Fox America, Inc.	3.00%	09/15/2022	1,567,512
1,525,000	American Express Credit Corp.#	1.11%	08/15/2019	1,495,273
1,330,000	Barnabas Health, Inc.	4.00%	07/01/2028	1,335,023
1,548,000	BB&T Corp.#	1.34%	01/15/2020	1,528,105
1,434,000	Campbell Soup Co.	2.50%	08/02/2022	1,407,640
1,483,000	Canadian National Resources Co., Ltd.	5.70%	05/15/2017	1,529,124
1,521,000	CC Holdings GS V LLC/Crown Castle GS III Corp	3.85%	04/15/2023	1,570,484
1,505,000	Columbia Property Trust Operating Partnership L.P.	4.15%	04/01/2025	1,519,779
696,000	E*TRADE Financial Corp.	5.38%	11/15/2022	736,890
1,610,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	1,594,787
1,375,000	Exelis, Inc.	5.55%	10/01/2021	1,534,610
1,510,000	FMC Technologies, Inc.	2.00%	10/01/2017	1,468,766
1,495,000	Healthcare Trust of America Holdings L.P.	3.38%	07/15/2021	1,512,547
1,615,000	Janus Capital Group, Inc.	4.88%	08/01/2025	1,721,750
1,490,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	1,494,600
1,530,000	Legg Mason, Inc.	3.95%	07/15/2024	1,533,706
1,525,000	Morgan Stanley	3.95%	04/23/2027	1,530,008
1,700,000	Noble Energy, Inc.	4.15%	12/15/2021	1,699,214
1,565,000	Providence Health & Services#	1.56%	10/01/2017	1,571,362
1,500,000	Regency Energy Partners L.P.	4.50%	11/01/2023	1,325,563
2,275,000	Royal Bank of Canada#	1.16%	03/06/2020	2,239,740
2,250,000	Sutter Health	1.09%	08/15/2053	2,236,039
1,460,000	Verizon Communications, Inc.	3.65%	09/14/2018	1,536,916
1,470,000	Zions Bancorporation	4.50%	06/13/2023	1,506,377
Total Corporate Bonds & Notes (Cost $36,905,237)				37,195,815

Mortgage Backed Securities - 14.7%
3,663	FHLMC PC, Pool# C00210	8.00%	01/01/2023	4,251
371,042	FHLMC PC, Pool# 1B0889#	2.27%	05/01/2033	392,053
229,051	FHLMC PC, Pool# 1J0203#	2.28%	04/01/2035	243,162
3,145,993	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	3,360,729
1,600,000	FHLMC REMIC, Series K-042	2.67%	12/25/2024	1,652,381
1,525,000	FHLMC REMIC, Series K-046	3.21%	03/25/2025	1,636,782
1,550,000	FHLMC REMIC, Series K-048	3.28%	06/25/2025	1,673,891
148,306	FHLMC REMIC, Series 2782	4.00%	11/15/2033	153,218
6,497	FNMA, Pool# 254089	6.00%	12/01/2016	6,560
18,944	FNMA, Pool# 539082	7.00%	08/01/2028	19,164
9,046	FNMA, Pool# 625536	6.00%	01/01/2032	10,314
40,774	FNMA, Pool# 628837	6.50%	03/01/2032	46,670
166,668	FNMA, Pool# 663238	5.50%	09/01/2032	187,807
38,533	FNMA, Pool# 744805#	2.02%	11/01/2033	39,285
21,857	FNMA, Pool# 741373#	2.66%	12/01/2033	22,859
69,716	FNMA, Pool# 764342#	2.40%	02/01/2034	72,192
72,566	FNMA, Pool# 848817	5.00%	01/01/2036	80,463
950,847	FNMA, Pool# AV7911	4.50%	01/01/2044	1,038,829
1,379,671	FNMA, Pool# AS1474	4.50%	01/01/2044	1,500,863
4,864,349	FNMA, Pool# AY3879	3.50%	11/01/2045	5,110,466
2,796,185	FNMA, Pool# AY3880	4.00%	11/01/2045	3,005,674
1,500,000	FNMA, Pool# AL8256	3.00%	03/01/2046	1,541,777
2,264,380	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	286,876
23,144	GNMA, Pool# 781450	5.00%	06/15/2017	23,650
21,357	GNMA, Pool# 487110	6.50%	04/15/2029	25,029
30,985	GNMA, Pool# 781186	9.00%	06/15/2030	35,731
6,547	GNMA, Pool# 571166	7.00%	08/15/2031	6,754
2,565,975	GNMA REMIC Trust, Series 2013-79~	3.00%	01/20/2042	286,491
Total Mortgage Backed Securities (Cost $22,029,710)				22,463,921

Asset Backed Securities - 8.6%
1,123,575	AmeriCredit Automobile Receivables Trust, Series 2012-4 C	1.93%	08/08/2018	1,125,270
924,000	AmeriCredit Automobile Receivables Trust, Series 2016-1 A#	1.52%	06/10/2019	925,744
700,000	AmeriCredit Automobile Receivables Trust, Series 2015-4	1.70%	07/08/2020	701,975
875,000	AmeriCredit Automobile Receivables Trust, Series 2015-3 B	2.08%	09/08/2020	875,310
806,334	Capital Auto Receivables Asset Trust, Series 2014-1	1.32%	06/20/2018	806,961
1,500,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	2.62%	07/21/2027	1,456,858
1,500,000	Octagon Investment Partners 24, Ltd., Series A-2#^	2.57%	05/21/2027	1,444,371
1,500,000	Octagon Investment Partners XXII, Ltd., Series B-2#^	2.92%	11/25/2025	1,489,096
250,000	Oscar U.S. Funding Trust IV, Series 2016-4^†	0.95%	04/17/2017	250,000
250,000	Oscar U.S. Funding Trust IV, Series 2016-4#^†	2.13%	07/15/2020	250,000
1,500,000	OZLM XIII, Ltd.#^	2.72%	07/30/2027	1,436,295
1,000,000	Santander Drive Auto Receivables Trust, Series 2015-4	1.58%	09/16/2019	1,000,604
1,500,000	Stewart Park CLO, Ltd., Series 2015-1#^	2.62%	04/15/2026	1,473,479
Total Asset Backed Securities (Cost $13,420,777)				13,235,963

Municipal Bonds - 7.2%
870,000	Central Texas Turnpike System	5.00%	08/15/2042	974,687
670,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	764,088
1,495,000	Florida Hurricane Catastrophe Revenue Bonds	2.11%	07/01/2018	1,510,339
1,000,000	Illinois State Sales Tax Revenue	2.30%	06/15/2019	1,033,740
1,560,000	Indiana State Bond Bank Revenue	1.02%	07/15/2016	1,562,808
745,000	Lakeland Florida Hospital System	5.00%	11/15/2034	841,425
1,000,000	North Texas Tollway Authority	5.00%	01/01/2031	1,165,910
2,750,000	Port Authority New York & New Jersey	5.31%	12/01/2019	3,144,680
Total Municipal Bonds (Cost $10,536,520)				10,997,677

U.S. Treasury Notes - 19.5%
4,665,000	United States Treasury Note	0.63%	10/15/2016	4,670,192
3,000,000	United States Treasury Note	0.88%	01/31/2017	3,007,206
8,055,000	United States Treasury Note	1.38%	02/29/2020	8,144,829
7,635,000	United States Treasury Note	1.88%	08/31/2022	7,814,247
3,145,000	United States Treasury Note	2.00%	02/15/2025	3,212,813
2,940,000	United States Treasury Note	2.25%	11/15/2025	3,059,896
Total U.S. Treasury Notes (Cost $29,362,372)				29,909,183

Shares
Affiliated Mutual Funds - 21.7%
3,287,218	Brown Advisory Mortgage Securities Fund - Institutional Shares			33,365,267
Total Affiliated Mutual Funds (Cost $33,332,306)				33,365,267

Short-Term Investments - 4.8%
Money Market Funds - 4.8%
7,410,323	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%*			7,410,323
Total Short-Term Investments (Cost $7,410,323)				7,410,323
Total Investments - 100.7% (Cost $152,997,245)				154,578,149
Liabilities in Excess of Other Assets - (0.7)%				(1,024,062)
NET ASSETS - 100.0%				$153,554,087
# Variable rate security. Rate disclosed is as of March 31, 2016.
* Annualized seven-day yield as of March 31, 2016.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $7,800,099 or 5.1% of net assets.

~ Interest Only Security
† Security is fair valued under supervision of the Board of Trustees

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments				$153,166,259
Gross unrealized appreciation				2,196,979
Gross unrealized depreciation				(785,089)
Net unrealized appreciation				$1,411,890

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$37,195,815	$-
Mortgage Backed Securities	$-	$22,463,921	$-
Asset Backed Securities	$-	$12,735,963	$500,000
Municipal Bonds	$-	$10,997,677	$-
U.S. Treasury Notes	$-	$29,909,183	$-
Affiliated Mutual Funds	$33,365,267	$-	$-
Short-Term Investments	$7,410,323	$-	$-
Total Investments	$40,775,590	$113,302,559	$500,000

Brown Advisory Total Return Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 28.8%
800,000	AmeriCredit Automobile Receivables, Series 2015-3	2.73%	03/08/2021	807,591
500,000	AmeriCredit Automobile Receivables, Series 2015-4	2.11%	01/08/2021	502,789
500,000	Exeter Automobiles Receivables Trust, Series 2014-1^	2.42%	01/15/2019	499,775
1,500,000	Highbridge Loan Management, Series 4a-2014 A2a#^	2.67%	07/28/2025	1,470,723
800,000	Highbridge Loan Management, Series 7a-2015 C#^	3.97%	11/15/2026	791,934
1,000,000	Highbridge Loan Management, Series 6a-2015 C#^	3.69%	05/05/2027	972,596
750,000	Jamestown CLO III, Ltd. 2013-3A A2A, Series FLT#^	2.57%	01/15/2026	720,851
810,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	2.62%	07/21/2027	786,704
500,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	3.52%	07/21/2027	486,945
1,300,000	Magnetite XII, Series 2015-12#^	2.82%	04/15/2027	1,285,920
750,000	Magnetite XII, Series 2015-12#^	3.72%	04/15/2027	741,608
1,750,000	Marathon CLO VI Ltd 2014-6A A2, Series 2014-6#^	2.67%	05/13/2025	1,660,666
750,000	Octagon Investment Partners 24, Ltd., Series A-2#^	2.57%	05/21/2027	722,186
1,000,000	Octagon Investment Partners XXII, Ltd., Series B-2#^	2.92%	11/25/2025	992,731
2,000,000	Octagon Investment Partners XXII, Ltd., Series C-1#^	3.87%	11/25/2025	1,914,840
500,000	Oscar U.S. Funding Trust IV, Series 2016-4^`	0.95%	04/17/2017	500,000
500,000	Oscar U.S. Funding Trust IV, Series 2016-4#^`	2.13%	07/15/2020	500,000
1,000,000	OZLM Funding, Ltd., Series 2013-4#^	2.07%	07/22/2025	963,411
750,000	OZLM IX, Ltd. 2014-9A B#^	3.92%	01/20/2027	744,962
1,000,000	OZLM XIII, Ltd.#^	2.72%	07/30/2027	957,530
248,143	Santander Drive Automobile Receivables Trust, Series 2013-4	2.16%	01/15/2020	248,419
800,000	Santander Drive Automobile Receivables Trust, Series 2015-4	2.26%	06/15/2020	805,604
530,000	Santander Drive Automobile Receivables Trust, Series 2016-1	2.47%	12/15/2020	531,980
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	2.62%	04/15/2026	982,319
1,000,000	Stewart Park CLO, Ltd., Series 2015-1#^	3.52%	04/15/2026	974,767
750,000	Sudbury Mill CLO, Ltd., Series 2013#^	3.62%	01/20/2026	648,839
1,000,000	Symphony CLO XIV, Ltd.#^	2.67%	07/14/2026	977,344
Total Asset Backed Securities (Cost $23,658,163)				23,193,034

Mortgage Backed Securities - 45.4%
1,000,000	FHLMC Gold, 3.0%, Due TBA May	3.00%	05/15/2046	1,021,836
5,000,000	FHLMC Gold, 3.5%, Due TBA May	3.50%	05/15/2046	5,224,813
724,813	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	766,801
1,106,471	FHLMC PC, Pool# C9-1818	4.00%	02/01/2035	1,194,072
4,362,388	FHLMC REMIC, Series 4094~	2.50%	03/15/2027	339,005
804,124	FHLMC REMIC, Series 4107~	3.00%	08/15/2027	205,873
1,346,877	FHLMC REMIC, Series 4203~	3.00%	04/15/2033	148,388
2,541,667	FHLMC REMIC, Series 4143~	3.50%	09/15/2042	323,109
3,000,000	FHLMC REMIC, Series 4495~	2.50%	07/15/2045	3,021,003
1,108,005	FHLMC REMIC, Series 4495	3.50%	07/15/2045	191,265
730,400	FNMA, Pool# BA2725	3.50%	10/01/2030	773,974
591,852	FNMA, Pool# MA2515	3.50%	01/01/2031	627,312
2,390,110	FNMA, Pool# AS2249	4.00%	04/01/2039	2,559,834
788,706	FNMA, Pool# AL6768	6.00%	05/01/2041	899,272
781,462	FNMA, Pool# AU6230	5.00%	09/01/2043	866,009
979,889	FNMA, Pool# AY0677	3.50%	03/01/2045	1,035,406
1,488,980	FNMA, Pool# AY3873	4.00%	08/01/2045	1,600,533
594,310	FNMA, Pool# AZ7182	4.50%	08/01/2045	649,540
993,549	FNMA, Pool# AY3876	4.00%	09/01/2045	1,067,985
992,712	FNMA, Pool# AY3878	4.50%	09/01/2045	1,084,060
1,488,255	FNMA, Pool# AY3875	4.50%	09/01/2045	1,625,201
1,933,958	FNMA, Pool# AY3882	4.50%	11/01/2045	2,111,918
1,500,000	FNMA, 3.0%, Due TBA May	3.00%	05/15/2046	1,535,625
1,500,000	FNMA, 3.50%, Due TBA April	3.50%	04/15/2046	1,572,832
1,650,992	FNMA REMIC Trust, Series 2013-24~	3.00%	11/25/2040	221,462
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.63%	02/26/2024	749,335
770,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	2.08%	04/25/2024	761,988
700,000	Freddie Mac STACR Debt Notes, Series 2015-DNA1#	2.28%	10/25/2027	692,862
2,000,000	Freddie Mac STACR Debt Notes, Series 2015-DNA2#	3.03%	12/27/2027	2,002,162
750,000	Freddie Mac STACR Debt Notes, Series 2015-DNA3#	3.29%	04/25/2028	755,682
500,000	Freddie Mac STACR Debt Notes, Series 2016-DNA1#	3.34%	07/25/2028	504,177
400,000	FREMF Mortgage Trust, Series 2012-K19#^	4.04%	05/25/2045	418,535
Total Mortgage Backed Securities (Cost $36,327,728)				36,551,869

Corporate Bonds & Notes - 26.0%
800,000	Ally Financial, Inc.	3.60%	05/21/2018	795,000
380,000	Boyd Gaming Corp.	9.00%	07/01/2020	402,800
316,000	Brookfield Residential Properties, Inc.^	6.13%	07/01/2022	281,240
752,000	Campbell Soup Co.	2.50%	08/02/2022	738,177
740,000	Canadian National Resources, Ltd.	5.70%	05/15/2017	763,016
840,000	Capital One Financial Corp.#	5.55%	12/29/2049	842,100
750,000	Carrols Restaurant Group, Inc.	8.00%	05/01/2022	808,125
800,000	CC Holdings GS V LLC/Crown Castle GS III Corp	3.85%	04/15/2023	826,027
785,000	CIT Group, Inc.^	5.50%	02/15/2019	814,045
795,000	Columbia Property Trust Operating Partnership L.P.	4.15%	04/01/2025	802,807
500,000	Cornerstone Chemical Co.^	9.38%	03/15/2018	468,750
600,000	Dollar Tree, Inc.^	5.25%	03/01/2020	630,750
720,000	E*TRADE Financial Corp.	5.38%	11/15/2022	762,300
770,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	762,724
835,000	Enterprise Products Operating, LLC	3.70%	02/15/2026	820,671
700,000	Exelis, Inc.	5.55%	10/01/2021	781,256
800,000	FMC Technologies, Inc.	2.00%	10/01/2017	778,154
795,000	Healthcare Trust of America Holdings L.P.	3.38%	07/15/2021	804,331
250,000	Interface Security Systems Holdings, Inc.	9.25%	01/15/2018	235,938
780,000	Isle of Capri Casinos, Inc.	5.88%	03/15/2021	807,300
750,000	Janus Capital Group, Inc.	4.88%	08/01/2025	799,574
790,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	792,439
730,000	Legg Mason, Inc.	5.63%	01/15/2044	719,151
800,000	Morgan Stanley	3.95%	04/23/2027	802,627
855,000	Noble Energy, Inc.	4.15%	12/15/2021	854,605
850,000	Regency Energy Partners L.P.	4.50%	11/01/2023	751,153
715,000	Royal Caribbean Cruises, Ltd.	5.25%	11/15/2022	757,900
745,000	Synovus Financial Corp.#	5.75%	12/15/2025	763,625
780,000	Zions Bancorporation	4.50%	06/13/2023	799,302
Total Corporate Bonds & Notes (Cost $20,839,720)				20,965,887

Municipal Bonds - 1.6%
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,265,652
Total Municipal Bonds (Cost $1,256,420)				1,265,652

U.S. Treasury Notes - 7.2%
5,750,000	United States Treasury Note†	0.88%	01/31/2017	5,763,811
Total U.S. Treasury Notes (Cost $5,761,186)				5,763,811

Shares
Short-Term Investments - 2.2%
Money Market Funds - 2.2%
1,797,430	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%*			1,797,430
Total Short-Term Investments (Cost $1,797,430)				1,797,430
Total Investments - 111.2% (Cost $89,640,647)				89,537,683
Liabilities in Excess of Other Assets - (11.2)%				(9,011,466)
NET ASSETS - 100.0%				$80,526,217

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $22,909,971 or 28.5% of net assets.

# Variable rate security. Rate disclosed is as of March 31, 2016.
* Annualized seven-day yield as of March 31, 2016.
~ Interest Only Securities
` Security is fair valued under supervision of the Board of Trustees
†A portion of this security is pledged as collateral in connection with open futures contracts.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments				$89,642,281
Gross unrealized appreciation				971,055
Gross unrealized depreciation				(1,075,653)
Net unrealized depreciation				$(104,598)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long
The Total Return Fund had the following open long futures contracts as of March 31, 2016:
Issue	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-year Note Futures June 2016	22	06/30/16	$2,639,715	$25,894
U.S. Treasury Long Bond Futures June 2016	10	06/21/16	1,660,028	(15,653)
U.S. Treasury Ultra Bond Futures June 2016	53	06/21/16	9,241,214	(97,058)
			$13,540,957	$(86,817)

Brown Advisory Total Return Fund
Schedule of Securities Sold Short
March 31, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - (3.4)%
2,500,000	FNMA, 4.50%, Due TBA May	4.50%	05/15/2046	2,717,578
Total Mortgage Backed Securities (Proceeds $2,710,156)				2,717,578

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of Match 31, 2016:

	Level 1	Level 2	Level 3

Asset Backed Securities	$-	$22,193,034	$1,000,000
Mortgage Backed Securities	$-	$36,551,869	$-
Corporate Bonds & Notes	$-	$20,965,887	$-
Municipal Bonds	$-	$1,265,652	$-
U.S. Treasury Notes	$-	$5,763,811	$-
Short-Term Investments	$1,797,430	$-	$-
Total Investments	$1,797,430	$86,740,253	$1,000,000
Securities Sold Short	$-	$2,717,578	$-
Futures Contracts - Long*	$(86,817)	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Strategic Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 61.6%
600,000	AmeriCredit Automobile Receivables Trust, Series 2015-3	2.73%	03/08/2021	605,693
250,000	AmeriCredit Automobile Receivables Trust, Series 2015-4	2.11%	01/08/2021	251,395
370,000	Exeter Automobiles Receivables Trust, Series 2014-1^	2.42%	01/15/2019	369,834
1,500,000	Highbridge Loan Management, Series 4a-2014 A2a#^	2.67%	07/28/2025	1,470,723
1,000,000	Highbridge Loan Management, Series 7-2015#^	4.33%	11/15/2026	909,166
2,000,000	Highbridge Loan Management, Series 6a-2015 C# ^	3.69%	05/05/2027	1,945,192
750,000	Jamestown CLO III, Ltd. 2013-3A A2A, Series FLT# ^	2.57%	01/15/2026	720,850
825,000	Madison Park Funding XVII, Ltd., Series 2015-17A# ^	2.62%	07/21/2027	801,272
500,000	Madison Park Funding XVII, Ltd., Series 2015-17A# ^	3.52%	07/21/2027	486,944
1,300,000	Magnetite XII, Series 2015-12# ^	2.82%	04/15/2027	1,285,920
750,000	Magnetite XII, Series 2015-12# ^	3.72%	04/15/2027	741,608
1,250,000	Marathon CLO VI Ltd 2014-6A A2, Series 2014-6# ^	2.67%	05/13/2025	1,186,190
1,030,000	Marathon CLO VI Ltd 2014-6A B, Series 2014-6# ^	3.47%	05/13/2025	891,355
750,000	Octagon Investment Partners 24, Ltd., Series A-2# ^	2.57%	05/21/2027	722,186
1,000,000	Octagon Investment Partners XXII, Ltd., Series B-2# ^	2.92%	11/25/2025	992,731
2,000,000	Octagon Investment Partners XXII, Ltd., Series C-1# ^	3.87%	11/25/2025	1,914,840
1,000,000	OZLM Funding, Ltd., Series 2013-4# ^	2.07%	07/22/2025	963,411
750,000	OZLM IX, Ltd. 2014-9A B#^	3.92%	01/20/2027	744,962
1,000,000	OZLM XIII, Ltd.#^	2.72%	07/30/2027	957,530
474,807	Santander Drive Auto 2012-1, Series 2012-1	4.56%	11/15/2017	477,617
447,300	Santander Drive Automobile Receivables Trust, Series 2013-A^	1.89%	10/15/2019	447,851
227,654	Santander Drive Automobile Receivables Trust, Series 2013-4	2.16%	01/15/2020	227,908
400,000	Santander Drive Automobile Receivables Trust, Series 2016-1	2.47%	12/15/2020	401,495
1,000,000	Stewart Park CLO, Ltd., Series 2015-1# ^	2.62%	04/15/2026	982,319
1,000,000	Stewart Park CLO, Ltd., Series 2015-1# ^	3.52%	04/15/2026	974,767
750,000	Sudbury Mill CLO, Ltd., Series 2013# ^	3.62%	01/20/2026	648,839
1,500,000	Symphony CLO XIV, Ltd.#^	2.67%	07/14/2026	1,466,016
1,000,000	Voya CLO 2015-1, Ltd., Series 2015-1# ^	2.72%	04/18/2027	980,481
1,000,000	Voya CLO 2015-1, Ltd., Series 2015-1# ^	3.62%	04/18/2027	983,799
76,607	Westlake Automobile Receivables Trust, Series B^	1.24%	11/15/2019	76,591
Total Asset Backed Securities (Cost $26,291,934)				25,629,485

Mortgage Backed Securities - 50.6%
804,123	FHLMC REMIC, Series 4107†	3.00%	08/15/2027	205,872
2,541,667	FHLMC REMIC, Series 4143†	3.50%	09/15/2042	323,109
1,263,515	FHLMC REMIC, Series 4495†	3.50%	07/15/2045	218,110
781,462	FNMA, Pool# AU6230	5.00%	09/01/2043	866,009
1,400,000	FNMA 3.5% Due TBA April	3.50%	04/15/2031	1,478,523
5,800,000	FNMA 3.5% Due TBA April	3.50%	04/15/2046	6,081,617
7,000,000	FNMA 4.0% Due TBA April	4.00%	04/15/2046	7,479,609
1,650,992	FNMA REMIC Trust, Series 2013-24†	3.00%	11/25/2040	221,462
750,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.63%	02/26/2024	749,335
700,000	Freddie Mac STACR Debt Notes, Series 2015-DNA1#	2.28%	10/25/2027	692,862
1,200,000	Freddie Mac STACR Debt Notes, Series 2015-DNA2#	3.03%	12/27/2027	1,201,297
1,000,000	Freddie Mac STACR Debt Notes, Series 2015-DNA3#	3.29%	04/25/2028	1,007,575
500,000	Freddie Mac STACR Debt Notes, Series 2016-DNA1#	3.34%	07/25/2028	504,177
Total Mortgage Backed Securities (Cost $21,161,287)				21,029,557

Corporate Bonds & Notes - 15.3%
300,000	Boyd Gaming Corp.	9.00%	07/01/2020	318,000
134,000	Brookfield Residential Properties, Inc.^	6.13%	07/01/2022	119,260
50,000	Canadian National Resources, Ltd.	5.70%	05/15/2017	51,555
300,000	Capital One Financial Corp.#	5.55%	12/29/2049	300,750
300,000	Carrols Restaurant Group, Inc.	8.00%	05/01/2022	323,250
300,000	CIT Group, Inc.^	5.50%	02/15/2019	311,100
300,000	Columbia Property Trust Operating Partnership L.P.	4.15%	04/01/2025	302,946
500,000	Cornerstone Chemical Co.^	9.38%	03/15/2018	468,750
250,000	E*TRADE Financial Corp.	5.38%	11/15/2022	264,687
300,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	297,165
100,000	Enterprise Products Operating, LLC	3.70%	02/15/2026	98,284
300,000	Exelis, Inc.	5.55%	10/01/2021	334,824

200,000	FMC Technologies, Inc.	2.00%	10/01/2017	194,539
300,000	Health Care REIT, Inc.	5.25%	01/15/2022	328,000
750,000	Interface Master Holdings, Inc.^	12.50%	08/01/2018	678,750
750,000	Interface Security Systems Holdings, Inc.	9.25%	01/15/2018	707,812
100,000	Isle of Capri Casinos, Inc.	5.88%	03/15/2021	103,500
50,000	Noble Energy, Inc.	4.15%	12/15/2021	49,977
300,000	Regency Energy Partners L.P.	4.50%	11/01/2023	265,113
200,000	Royal Caribbean Cruises, Ltd.	5.25%	11/15/2022	212,000
300,000	Synovus Financial Corp.#	5.75%	12/15/2025	307,500
300,000	Zions Bancorporation	4.50%	06/13/2023	307,424
Total Corporate Bonds & Notes (Cost $6,430,858)				6,345,186

Par Value/Shares
Mutual Funds - 2.2%
17,204	Blackrock MuniYield Michigan Quality Fund			250,490
5,000	Blackrock MuniHoldings New Jersey Quality Fund			75,400
5,000	Invesco Pennsylvania Value Municipal Income Trust			67,550
14,476	PIMCO California Municipal Income Fund II			154,459
8,341	PIMCO California Municipal Income Fund III			98,007
11,168	PIMCO New York Municipal Income Fund II			149,204
1,030	PIMCO New York Municipal Income Fund III			11,042
8,000	Pioneer Municipal High Income Advantage Trust			110,960
Total Mutual Funds (Cost $844,183)				917,112

Short-Term Investments - 6.8%
Money Market Funds - 6.6%
2,739,195	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%*			2,739,195
U.S. Treasury Bills - 0.2%
100,000	United States Treasury Bill+			99,969
Total Short-Term Investments (Cost $2,839,164)				2,839,164
Total Investments - 136.5% (Cost $57,567,426)				56,760,504
Liabilities in Excess of Other Assets - (36.5)%				(15,188,054)
NET ASSETS - 100.0%				$41,572,450

^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $25,243,237, or 60.7% of net assets.

†Interest Only Security
#Variable rate security. Rate disclosed is as of March 31, 2016.
*Annualized seven-day yield as of March 31, 2016.
+A portion of this security is pledged as collateral in connection with open futures contracts.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:
				$57,575,551
Tax cost of investments				275,129
Gross unrealized appreciation				(1,090,176)
Gross unrealized depreciation				$(815,047)
Net unrealized depreciation

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Futures Contracts - Short
The Strategic Bond Fund had the following open short futures contracts as of March 31, 2016:
Issue	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures June 2016	(90)	06/30/16	$(10,922,105)	$17,339
			$(10,922,105)	$17,339

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Asset Backed Securities	$-	$25,629,485	$-
Mortgage Backed Securities	$-	$21,029,557	$-
Corporate Bonds & Notes	$-	$6,345,186	$-
Mutual Funds	$917,112	$-	$-
Short-Term Investments	$2,739,195	$99,969	$-
Total Investments	$3,656,307	$53,104,197	$-
Futures Contracts - Short*	$17,339	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.0%
General Obligation Bonds - 39.7%
2,225,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	04/01/2022	2,715,991
500,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2016	507,705
450,000	Baltimore County Maryland Consolidated Public Improvement Series A	3.00%	10/15/2016	456,210
575,000	Baltimore County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2017	614,612
3,000,000	Baltimore County Maryland Consolidated Public Improvement	4.50%	09/01/2020	3,455,280
1,305,000	Baltimore Maryland	5.00%	10/15/2018	1,442,547
775,000	Cecil County Maryland	4.00%	02/01/2018	821,670
1,390,000	Charles County Maryland	5.00%	11/01/2019	1,591,897
1,970,000	Charles County Maryland	5.00%	11/01/2021	2,377,790
1,145,000	Easton Maryland, Town of	4.00%	02/01/2020	1,272,095
1,145,000	Easton Maryland, Town of	4.00%	02/01/2021	1,296,712
1,000,000	Frederick, Maryland	5.00%	09/01/2017	1,061,620
1,000,000	Howard County Maryland	4.00%	04/15/2017	1,035,730
1,120,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2019	1,249,394
1,085,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2020	1,249,312
500,000	Maryland State	5.00%	08/01/2016	507,705
715,000	Maryland State	5.25%	03/01/2017	745,845
1,000,000	Maryland State 1st Series B	5.00%	03/15/2017	1,042,520
835,000	Maryland State 2nd Series B	5.25%	08/15/2017	888,039
1,000,000	Maryland State	4.50%	08/01/2019	1,120,040
3,145,000	Maryland State	5.00%	08/01/2023	3,943,893
1,945,000	Maryland State	5.00%	08/01/2023	2,378,502
5,000,000	Maryland State	5.00%	08/01/2024	6,370,450
7,500,000	Montgomery County Maryland	5.00%	11/01/2023	9,435,900
5,000,000	Montgomery County Maryland	5.00%	12/01/2024	6,275,100
825,000	Montgomery County Maryland Consolidated Public Improvement	5.00%	11/01/2016	847,003
3,320,000	Prince George's County Maryland	5.00%	09/15/2026	3,975,899
800,000	Prince George's County Maryland Public Improvement Series A	5.00%	09/01/2016	815,360
1,380,000	Talbot County Maryland	5.00%	12/15/2018	1,535,540
1,270,000	Talbot County Maryland	5.00%	12/15/2019	1,460,056
200,000	Washington Suburban Sanitary District	5.00%	06/01/2016	201,568
1,215,000	Washington Suburban Sanitary District	5.00%	06/01/2017	1,277,536
1,645,000	Washington Suburban Sanitary District	5.00%	06/01/2023	2,056,382
1,940,000	Wicomico County Maryland	4.00%	11/01/2019	2,149,151
1,985,000	Wicomico County Maryland	4.00%	11/01/2020	2,244,440
2,225,000	Worcester County	5.00%	03/01/2023	2,756,330
				73,175,824
Refunded Bonds - 6.1%
780,000	Baltimore County Maryland	5.00%	09/01/2026	794,344
35,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	36,894
650,000	Maryland State Health & Higher Educational Facilities Series A	5.20%	01/01/2024	657,624
445,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	449,997
240,000	Maryland State Health & Higher Educational Facilities Series A	5.00%	01/01/2025	242,695
2,660,000	Maryland State Health & Higher Educational Facilities	5.75%	01/01/2033	2,890,037
515,000	Maryland State Health & Higher Educational Facilities	5.00%	01/01/2026	520,784
5,005,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center	5.00%	07/01/2037	5,269,414
365,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	369,099
				11,230,888
Revenue Bonds - 52.2%
500,000	Alexandria Industrial Development Authority	5.00%	10/01/2030	583,255
500,000	Baltimore County Maryland Economic Development Various Garrison Forest School Incorporate #	3.00%	10/01/2031	504,435
520,000	Baltimore Maryland	5.00%	06/15/2030	591,110
670,000	Baltimore Maryland	5.00%	06/15/2033	751,258
405,000	Baltimore Maryland Wastewater Project Series A	3.40%	07/01/2016	408,001
255,000	Chicago Illinois Midway International Airport	5.00%	01/01/2027	300,242
1,500,000	Chicago O'Hare International Airport	5.00%	01/01/2038	1,582,815
2,395,000	Clark County Maryland Department of Aviation	5.00%	07/01/2025	2,503,877
1,550,000	Franklin County Health Care Facilities Friendship Village	5.00%	11/15/2034	1,730,869
2,420,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority Series B	5.50%	07/01/2040	2,569,532
4,800,000	Houston Texas Airport System	5.00%	07/15/2020	5,303,520
1,100,000	Houston Texas Airport System	5.00%	07/15/2020	1,200,144
550,000	Idaho Health Facilities Authority Revenue Series A	5.00%	03/01/2034	628,864
750,000	Indiana Finance Authority Series A	5.00%	09/15/2028	857,542
2,250,000	Lees Summit Industrial Development Authority	5.13%	08/15/2032	2,308,365
1,000,000	Maryland Community Development Administration Housing Revenue	3.25%	03/01/2036	1,004,200
500,000	Maryland Economic Development Corp.	5.00%	06/01/2022	503,815

1,185,000	Maryland Economic Development Corp.	5.25%	07/01/2024	1,244,499
1,025,000	Maryland Economic Development Corp.#	2.55%	12/01/2025	1,040,016
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	772,478
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	456,896
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	935,306
2,300,000	Maryland Economic Development Corp.	5.75%	06/01/2035	2,516,177
2,500,000	Maryland Industrial Development Financing Authority Series B#	0.95%	09/01/2040	2,502,100
250,000	Maryland State Community Development Administration	0.40%	09/01/2016	249,910
2,000,000	Maryland State Department of Transportation	5.00%	05/01/2017	2,095,920
1,500,000	Maryland State Department of Transportation	5.00%	06/01/2017	1,577,205
500,000	Maryland State Department of Transportation	4.00%	05/15/2020	518,090
1,000,000	Maryland State Department of Transportation	5.00%	12/15/2020	1,182,650
1,395,000	Maryland State Health & Higher Educational Facilities	5.00%	01/01/2018	1,474,375
260,000	Maryland State Health & Higher Educational Facilities Series F	5.00%	07/01/2018	282,014
215,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	226,137
1,000,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	1,159,060
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	609,185
465,000	Maryland State Health & Higher Educational Facilities	5.50%	07/01/2024	505,181
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	580,530
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,794,255
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,495,012
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,186,320
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	514,979
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,903,707
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	110,716
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,324,168
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	329,685
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,451,363
250,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	271,175
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	202,698
3,000,000	Maryland State Health & Higher Educational Facilities	5.25%	01/01/2037	3,387,600
3,400,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2040	3,785,900
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	754,920
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	5,059,450
9,000,000	Maryland State Transportation Authority	5.00%	07/01/2036	9,725,490
2,525,000	Maryland Water Quality Financing Administration Revolving Loan Fund	5.00%	03/01/2020	2,913,396
4,000,000	Miami-Dade County Florida Aviation	5.25%	10/01/2026	4,231,320
630,000	Nassau County Local Economic Assistance Corp.	5.00%	07/01/2026	742,373
1,750,000	New Hope Cultural Education Facilities Corp.	5.00%	07/01/2025	2,023,508
2,000,000	New York City Industrial Development Agency#	2.00%	08/01/2028	2,004,740
2,275,000	Pennsylvania Economic Development Financing Authority#	2.25%	07/01/2041	2,312,196
1,000,000	Pompano Beach, Florida	5.00%	09/01/2044	1,083,100
1,000,000	Private Colleges & Universities Authority	5.00%	04/01/2023	1,186,460
780,000	Railsplitter Tobacco Settlement Authority	5.25%	06/01/2020	896,844
880,000	San Antonio Texas Airport System	5.00%	07/01/2023	1,057,998
925,000	San Antonio Texas Airport System	5.00%	07/01/2024	1,122,913
				96,131,859
Total Municipal Bonds (Cost $176,390,198)				180,538,571

Shares
Short-Term Investments - 1.1%
Money Market Fund - 1.1%
2,115,978	Cash Account Trust - Tax-Exempt Portfolio - Institutional Shares, 0.15%*			2,115,978
Total Short-Term Investments (Cost $2,115,978)				2,115,978
Total Investments - 99.1% (Cost $178,506,176)				182,654,549
Other Assets in Excess of Liabilities - 0.9%				1,594,316
NET ASSETS - 100.0%				$184,248,865

#Variable rate security. Rate disclosed is as of March 31, 2016.
*Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments				$178,506,176
Gross unrealized appreciation				4,422,653
Gross unrealized depreciation				(274,280)
Net unrealized appreciation				$4,148,373

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$180,538,571	$-
Short-Term Investments	$2,115,978	$-	$-
Total Investments	$2,115,978	$180,538,571	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.6%
General Obligation Bonds - 10.4%
1,885,000	Beaver Area School District	3.00%	09/01/2017	1,946,451
1,150,000	Clark County School District	5.00%	06/15/2025	1,240,033
1,320,000	Connecticut, State of	5.00%	10/15/2022	1,584,647
2,700,000	District of Columbia	5.00%	06/01/2022	2,837,484
750,000	Jefferson County Board of Education	4.00%	05/01/2017	775,252
1,325,000	Kaufman, County of	3.00%	02/15/2018	1,371,454
890,000	Oil City Area School District	0.60%	05/15/2016	890,018
5,000,000	Pennsylvania, Commonwealth of	5.00%	08/15/2022	5,979,150
2,500,000	Pennsylvania, Commonwealth of	5.00%	04/15/2022	2,796,950
2,065,000	Pierce Washington, County of	3.00%	08/01/2017	2,123,811
1,570,000	Pratville, Alabama	3.00%	11/01/2017	1,624,730
				23,169,980
Revenue Bonds - 88.2%
1,500,000	Alabama 21st Century Authority - Tobacco Settlement	5.00%	06/01/2017	1,571,910
550,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2019	563,953
565,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2020	578,289
2,970,000	Central Texas Turnpike System	5.00%	08/15/2027	3,514,520
3,000,000	Chicago Midway International Airport	5.00%	01/01/2028	3,506,910
700,000	Chicago O'Hare International Airport	5.00%	01/01/2021	806,001
600,000	Chicago O'Hare International Airport	5.00%	01/01/2022	701,916
820,000	Chicago O'Hare International Airport	5.00%	01/01/2023	966,641
1,500,000	Chicago O'Hare International Airport	5.00%	01/01/2038	1,582,815
660,000	Chula Vista Municipal Financing Authority	4.00%	09/01/2018	707,804
855,000	Chula Vista Municipal Financing Authority	4.00%	09/01/2019	937,499
5,000,000	Clark County Maryland Department of Aviation	5.00%	07/01/2025	5,227,300
300,000	Colorado Health Facilities Authority	5.00%	12/01/2020	337,500
1,000,000	Colorado Health Facilities Authority	5.00%	06/01/2027	1,141,990
1,000,000	Colorado Health Facilities Authority	5.00%	12/01/2035	1,102,280
1,300,000	Colorado Health Facilities Authority Revenue, Series A	5.00%	12/01/2027	1,432,795
4,260,000	Cumberland County Municipal Authority	4.00%	01/01/2033	4,314,784
750,000	Denver, Colorado	5.25%	10/01/2032	783,495
2,000,000	Denver, Colorado Airport System Revenue	5.00%	11/15/2024	2,121,960
4,000,000	District of Columbia Water & Sewer Authority	4.00%	10/01/2035	4,379,560
1,700,000	Educational Enhancement Funding Corp.	5.00%	06/01/2023	2,008,533
3,330,000	Florida Municipal Power Agency	5.25%	10/01/2023	3,681,182
3,355,000	Florida Municipal Power Agency	5.00%	10/01/2025	4,002,280
2,200,000	Franklin Ohio Health Care, County of	5.00%	11/15/2044	2,430,780
3,250,000	Hawaii Department of Budget & Finance	3.25%	01/01/2025	3,383,250
1,760,000	Hawaii Department of Budget & Finance	4.60%	05/01/2026	1,803,366
2,000,000	Houston Texas Airport System	5.00%	07/15/2020	2,209,800
1,100,000	Houston Texas Airport System	5.00%	07/15/2020	1,200,144
3,850,000	Houston Texas Airport System	5.00%	07/01/2029	4,225,221
1,000,000	Indiana Finance Authority	5.00%	09/15/2025	1,165,060
500,000	Indiana Finance Authority	5.13%	03/01/2030	529,390
1,000,000	Indiana Finance Authority, Series A	5.00%	09/15/2028	1,143,390
1,210,000	Jacksonville Aviation Authority	5.00%	10/01/2021	1,237,987
1,640,000	Kentucky State Property & Building Commission	5.00%	02/01/2021	1,892,232
1,270,000	Kentucky State Property & Building Commission	5.50%	11/01/2028	1,406,055
2,500,000	Lees Summit Industrial Development Authority	5.13%	08/15/2032	2,564,850
4,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	4,068,000
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,115,050
1,500,000	Louisiana State Citizens Property Insurance Corp.	5.00%	06/01/2020	1,714,725
720,000	Love Field Airport Modernization Corp.	5.00%	11/01/2022	857,405
2,465,000	Lower Colorado River Authority	5.00%	05/15/2032	2,826,320
815,000	Madison County School District Finance Corp.	3.00%	05/01/2016	816,581
2,155,000	Massachusetts Health & Educational Facilities Authority	5.00%	10/01/2024	2,289,515
1,015,000	Massachusetts Health & Educational Facilities Authority	5.50%	06/01/2034	1,109,547
1,750,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	1,990,817

3,235,000	Miami-Dade County Florida Aviation	5.25%	10/01/2026	3,422,080
1,165,000	Mississippi Development Bank	5.50%	10/01/2021	1,357,866
1,505,000	Mississippi Development Bank	6.50%	10/01/2031	1,781,559
1,000,000	Mobile, Alabama#	1.63%	07/15/2034	1,008,340
1,500,000	Montgomery County Industrial Development Authority#	2.55%	06/01/2029	1,526,295
1,600,000	Mountain House Public Financing Authority	5.00%	12/01/2027	1,690,000
2,565,000	Mountain House Public Financing Authority	5.00%	12/01/2032	2,696,841
2,000,000	New Hope Cultural Education Facilities Corp.	5.00%	07/01/2024	2,305,360
1,900,000	New Hope Cultural Education Facilities Corp.	5.00%	08/01/2039	2,039,783
3,955,000	New Jersey Education Facilities Authority	5.00%	07/01/2023	4,768,346
1,500,000	New Jersey Health Care Facilities Financing Authority	5.63%	07/01/2032	1,762,710
2,150,000	New Jersey Health Care Facilities Financing Authority	6.63%	07/01/2038	2,361,130
5,000,000	New York City Industrial Development Agency#	2.00%	08/01/2028	5,011,850
1,760,000	Niagara County New York Tobacco	5.00%	05/15/2024	2,125,640
3,320,000	Norman Regional Hospital Authority	5.38%	09/01/2029	3,357,217
1,250,000	Palm Beach County Florida Health Corp.	5.00%	12/01/2031	1,429,750
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2022	1,191,960
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2034	1,147,710
3,000,000	Pennsylvania Economic Development Financing Authority#	2.25%	07/01/2041	3,049,050
1,900,000	Pennsylvania Turnpike Commission	5.00%	12/01/2030	2,145,385
1,920,000	Philadelphia Pennsylvania Airport	5.00%	06/15/2022	2,272,992
1,000,000	Pompano Beach, Florida	5.00%	09/01/2039	1,086,090
3,120,000	Pompano Beach, Florida	5.00%	09/01/2044	3,379,272
755,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2017	790,757
1,010,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2018	1,091,669
1,000,000	Saint Louis Missouri Parking Revenue	5.00%	12/15/2021	1,180,770
510,000	San Antonio Texas Airport System	5.00%	07/01/2020	583,899
795,000	San Antonio Texas Airport System	5.00%	07/01/2021	928,608
835,000	San Antonio Texas Airport System	5.00%	07/01/2022	989,834
500,000	Seattle, Washington, Port of	5.00%	04/01/2022	594,540
1,000,000	South Carolina Ports Authority	5.00%	07/01/2026	1,204,390
250,000	South Carolina Ports Authority	5.00%	07/01/2028	295,657
400,000	South Carolina Ports Authority	5.00%	07/01/2029	470,548
5,000,000	Tobacco Settlement Authority	5.00%	06/01/2017	5,234,300
1,115,000	Tobacco Settlement Authority	5.25%	06/01/2032	1,262,135
2,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	2,097,500
3,735,000	Tobacco Settlement Financing Corp. Louisiana Revenue Bonds	5.00%	05/15/2019	4,142,489
2,500,000	Tri-Creek Middle School Building Corp.	5.25%	01/15/2034	2,718,250
4,310,000	University of North Florida Financing Corp.	5.00%	11/01/2026	4,576,789
820,000	Vigo, County of	2.00%	01/15/2017	827,675
830,000	Vigo, County of	2.00%	07/15/2017	842,409
2,000,000	Waco Educational Finance Corp.	5.00%	03/01/2028	2,151,760
1,295,000	Warren County Justice Center Expansion Corp.	5.00%	09/01/2024	1,594,534
5,000,000	Washington Convention & Sports Authority	5.00%	10/01/2025	5,115,250
950,000	Washington State Housing Finance Commission	5.63%	01/01/2027	962,502
1,505,000	Washoe, County of Nevada	5.00%	02/01/2043	1,645,055
2,500,000	Wayne County Michigan Airport	4.50%	12/01/2024	2,640,375
970,000	Wayne County Michigan Airport	5.75%	12/01/2024	1,078,407
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,815,565
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,949,797
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	701,409
1,000,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2045	1,074,920
4,500,000	Wisconsin, State of	5.75%	05/01/2033	5,131,215
				196,561,636
Total Municipal Bonds (Cost $216,718,775)				219,731,616

Shares
Short-Term Investments - 0.0%
Money Market Fund - 0.0%
35,512	Cash Account Trust - Tax-Exempt Portfolio - Institutional Shares, 0.15%*	35,512
Total Short-Term Investments (Cost $35,512)		35,512
Total Investments - 98.6% (Cost $216,754,287)		219,767,128
Other Assets in Excess of Liabilities - 1.4%		3,056,893
NET ASSETS - 100.0%		$222,824,021

# Variable rate security. Rate disclosed is as of March 31, 2016.
* Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$216,754,287
Gross unrealized appreciation		3,569,581
Gross unrealized depreciation		(556,740)
Net unrealized appreciation		$3,012,841

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$219,731,616	$-
Short-Term Investments	$35,512	$-	$-
Total Investments	$35,512	$219,731,616	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 116.7%
30,768	Federal Home Loan Banks, Series SB-2016	4.89%	12/23/2016	31,474
101,275	Federal Home Loan Banks, Series MI-2017	4.78%	01/25/2017	103,708
1,504,057	FHLMC Gold, 3.5%, Due TBA April	3.50%	04/15/2046	1,574,504
14,000,000	FHLMC Gold, 3.0%, Due TBA May	3.00%	05/15/2046	14,305,702
4,000,000	FHLMC Gold, 3.5%, Due TBA May	3.50%	05/15/2046	4,179,851
2,506,713	FHLMC Gold, 4.0%, Due TBA April	4.00%	04/15/2046	2,675,525
1,301,009	FHLMC Gold, 4.5%, Due TBA April	4.50%	04/15/2046	1,413,402
94	FHLMC PC, Pool# G1-1357	5.50%	01/01/2018	96
564	FHLMC PC, Pool# E0-1488	5.00%	10/01/2018	582
284	FHLMC PC, Pool# C9-0242	6.00%	12/01/2018	322
8,538	FHLMC PC, Pool# G1-1778	5.50%	10/01/2020	9,164
216	FHLMC PC, Pool# G1-1924	5.50%	03/01/2021	233
767	FHLMC PC, Pool# C9-0428	6.00%	03/01/2021	868
63	FHLMC PC, Pool# J0-1540	5.00%	04/01/2021	65
817	FHLMC PC, Pool# G1-2110	5.50%	06/01/2021	880
941	FHLMC PC, Pool# G1-2522	5.00%	02/01/2022	1,006
1,614	FHLMC PC, Pool# G1-2600	5.50%	03/01/2022	1,757
1,069	FHLMC PC, Pool# G1-2710	5.50%	07/01/2022	1,166
62	FHLMC PC, Pool# 84-5640#	2.44%	08/01/2023	64
17,204	FHLMC PC, Pool# G1-3584	4.50%	06/01/2024	18,479
38,521	FHLMC PC, Pool# J1-1196	4.50%	11/01/2024	41,380
7	FHLMC PC, Pool# C3-6309	7.00%	02/01/2030	7
1,765,610	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	1,867,891
1,161,391	FHLMC PC, Pool# J3-2643	3.50%	09/01/2030	1,229,259
10	FHLMC PC, Pool# C5-8701	7.00%	10/01/2031	10
71	FHLMC PC, Pool# G0-1317	7.00%	10/01/2031	86
40	FHLMC PC, Pool# G0-1391	7.00%	04/01/2032	48
173,354	FHLMC PC, Pool# 1B0889#	2.27%	05/01/2033	183,170
17,741	FHLMC PC, Pool# 1B-1275#	2.60%	10/01/2033	18,769
3,700,223	FHLMC PC, Pool# C9-1818	4.00%	02/01/2035	3,993,174
208,437	FHLMC PC, Pool# 1J0203#	2.28%	04/01/2035	221,277
1,063	FHLMC PC, Pool# A4-6671	5.00%	08/01/2035	1,170
1,354	FHLMC PC, Pool# G0-8079	5.00%	09/01/2035	1,500
13,367	FHLMC PC, Pool# 1B-3950#	2.80%	11/01/2035	13,380
1,126,262	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	1,215,439
78,782	FHLMC PC, Pool# 1L-1263#	2.50%	03/01/2036	83,155
11,099	FHLMC PC, Pool# 1J-1317#	2.42%	04/01/2036	11,765
4,682	FHLMC PC, Pool# 1G-2408#	2.19%	06/01/2036	4,939
10,547	FHLMC PC, Pool# 84-7625#	2.07%	07/01/2036	10,885
8,274	FHLMC PC, Pool# G0-2274	5.00%	07/01/2036	9,168
344	FHLMC PC, Pool# A5-9220	5.00%	04/01/2037	379
6,838	FHLMC PC, Pool# 1J-0573#	2.72%	08/01/2037	7,246
4,532	FHLMC PC, Pool# 1B-4292#	2.66%	09/01/2038	4,717
924,022	FHLMC PC, Pool# Q2-6108	5.00%	05/01/2044	1,014,766
1,019,557	FHLMC PC, Pool# Q2-9637	4.50%	11/01/2044	1,114,880
1,856,585	FHLMC PC, Pool# Q3-6224	4.00%	09/01/2045	1,984,217
1,118,754	FHLMC PC, Pool# Q3-6806	4.00%	10/01/2045	1,201,616
1,793,848	FHLMC PC, Pool# Q3-7804	4.00%	12/01/2045	1,917,357
2,275,382	FHLMC PC, Pool# Q3-8701	4.00%	02/01/2046	2,431,988
2,218,337	FHLMC PC, Pool# Q3-9216	4.00%	03/01/2046	2,374,414
11,112,181	FHLMC REMIC, Series 4318~	2.50%	08/15/2022	708,476
8,608,238	FHLMC REMIC, Series 4329~	2.50%	01/15/2023	593,757
153,120	FHLMC REMIC, Series 3571	4.00%	09/15/2024	163,244
2,087,946	FHLMC REMIC, Series 4092~	3.00%	09/15/2031	211,371
8,642,945	FHLMC REMIC, Series 4186~	3.00%	03/15/2033	1,207,474
7,414,783	FHLMC REMIC, Series 4203~	3.00%	04/15/2033	816,900
3,019,651	FHLMC REMIC, Series 4309~	3.00%	08/15/2039	381,851
2,898,867	FHLMC REMIC, Series 4015~	4.00%	11/15/2039	376,482
440,951	FHLMC REMIC, Series 3878	3.00%	04/15/2041	458,800

1,908,675	FHLMC REMIC, Series 4126~	3.50%	05/15/2041	239,966
1,943,640	FHLMC REMIC, Series 4144	2.50%	12/15/2042	1,835,195
5,514,837	FHLMC REMIC, Series 4144	2.50%	12/15/2042	5,219,351
2,292,400	FHLMC REMIC, Series 4153	2.50%	01/15/2043	2,147,596
13,912,248	FHLMC REMIC, Series 4495	2.50%	07/15/2045	14,009,650
5,304,886	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	915,737
8,095	FNMA, Pool# 254089	6.00%	12/01/2016	8,173
96	FNMA, Pool# 555013	5.50%	11/01/2017	98
532	FNMA, Pool# 725544	5.50%	12/01/2017	541
8,170	FNMA, Pool# 763020	3.50%	08/01/2018	8,632
31,069	FNMA, Pool# 744697	4.50%	10/01/2018	32,157
7,958	FNMA, Pool# 725185	5.00%	02/01/2019	8,259
38,340	FNMA, Pool# 803941#	2.69%	11/01/2019	38,888
8,979	FNMA, Pool# 255626	5.00%	03/01/2020	9,506
57,791	FNMA, Pool# 970382	4.50%	03/01/2023	60,801
772	FNMA, Pool# 303585	7.00%	10/01/2025	877
1,010	FNMA, Pool# 303713	6.50%	02/01/2026	1,160
1,842,428	FNMA, Pool# AS6915	3.50%	09/01/2026	1,958,243
12,467	FNMA, Pool# 539082	7.00%	08/01/2028	12,611
1,419,559	FNMA, Pool# AS5354	3.50%	01/01/2030	1,511,658
1,699,793	FNMA, Pool# AY9794	3.50%	07/01/2030	1,802,596
948,633	FNMA, Pool# AY2366	3.50%	07/01/2030	1,002,330
1,054,727	FNMA, Pool# AZ3260	3.50%	09/01/2030	1,117,959
1,440,653	FNMA, Pool# BA2725	3.50%	10/01/2030	1,526,598
1,550,942	FNMA, Pool# AZ8668	3.50%	11/01/2030	1,640,534
1,823,661	FNMA, Pool# BA4230	3.50%	11/01/2030	1,932,818
1,014,942	FNMA, Pool# BC1118	3.50%	12/01/2030	1,078,072
1,490,903	FNMA, Pool# BA6294	3.50%	12/01/2030	1,580,328
1,055,043	FNMA, Pool# AZ8691	3.50%	01/01/2031	1,122,851
1,002,871	FNMA, Pool# BC2878	3.50%	02/01/2031	1,063,172
2,756	FNMA, Pool# 592751	7.00%	06/01/2031	2,908
8,141	FNMA, Pool# 625536	6.00%	01/01/2032	9,282
38,225	FNMA, Pool# 628837	6.50%	03/01/2032	43,753
697	FNMA, Pool# 555531	5.50%	06/01/2033	789
841	FNMA, Pool# 555591	5.50%	07/01/2033	952
42,250	FNMA, Pool# 748643#	2.21%	09/01/2033	43,856
902	FNMA, Pool# 555876	5.50%	10/01/2033	1,028
57,400	FNMA, Pool# 744805#	2.02%	11/01/2033	58,520
55,641	FNMA, Pool# 741373#	2.66%	12/01/2033	58,192
83,404	FNMA, Pool# 764342#	2.40%	02/01/2034	86,366
2,723	FNMA, Pool# 725424	5.50%	04/01/2034	3,084
1,248	FNMA, Pool# 735022	5.50%	12/01/2034	1,414
34,514	FNMA, Pool# 796283	5.50%	12/01/2034	39,039
10,422	FNMA, Pool# 735263#	2.42%	01/01/2035	10,892
2,747	FNMA, Pool# 821252#	2.19%	05/01/2035	2,892
1,025	FNMA, Pool# 255706	5.50%	05/01/2035	1,162
73	FNMA, Pool# 735580	5.00%	06/01/2035	81
165,138	FNMA, Pool# 836335#	2.30%	10/01/2035	165,582
123,437	FNMA, Pool# 836715#	2.61%	10/01/2035	124,047
8,491	FNMA, Pool# 851372#	2.63%	12/01/2035	9,000
1,360	FNMA, Pool# 256022	5.50%	12/01/2035	1,534
113	FNMA, Pool# 849496	5.50%	12/01/2035	127
24,544	FNMA, Pool# 848817	5.00%	01/01/2036	27,216
1,623	FNMA, Pool# 256059	5.50%	01/01/2036	1,830
968	FNMA, Pool# 845341	5.50%	01/01/2036	1,093
2,766	FNMA, Pool# 880371#	2.63%	02/01/2036	2,914
69,908	FNMA, Pool# 865849#	2.52%	03/01/2036	72,630
4,762	FNMA, Pool# 891332#	2.17%	04/01/2036	4,995
3,024	FNMA, Pool# 745480#	4.08%	04/01/2036	3,178
102,670	FNMA, Pool# 882017#	2.06%	05/01/2036	107,776
3,125	FNMA, Pool# 901006#	2.38%	09/01/2036	3,320
10,334	FNMA, Pool# 902188#	2.66%	11/01/2036	10,864
208	FNMA, Pool# 905690	5.50%	12/01/2036	234
89,824	FNMA, Pool# 888445#	2.37%	04/01/2037	96,560
11,068	FNMA, Pool# 888463#	5.21%	05/01/2037	11,473

395	FNMA, Pool# 960392	5.50%	12/01/2037	444
6,731	FNMA, Pool# 933628#	2.38%	07/01/2038	7,086
4,494	FNMA, Pool# 965185#	1.96%	09/01/2038	4,724
5,576,923	FNMA, Pool# AS2249	4.00%	04/01/2039	5,972,947
15,721	FNMA, Pool# AC4824#	2.54%	10/01/2039	16,358
9,788	FNMA, Pool# AH4794	5.00%	02/01/2041	10,881
25,237	FNMA, Pool# AI1170	5.00%	04/01/2041	27,953
4,288,024	FNMA, Pool# AL6768	6.00%	05/01/2041	4,889,147
651,532	FNMA, Pool# MA1065	4.00%	05/01/2042	698,279
905,613	FNMA, Pool# AO7724	4.50%	06/01/2042	987,035
15,725	FNMA, Pool# AR1150	3.00%	01/01/2043	16,172
1,097,192	FNMA, Pool# BC1738	4.50%	09/01/2043	1,200,159
2,606,205	FNMA, Pool# AU6230	5.00%	09/01/2043	2,888,169
821,561	FNMA, Pool# AS1429	4.00%	12/01/2043	878,120
1,096,613	FNMA, Pool# AV7739	4.00%	01/01/2044	1,172,107
2,823,406	FNMA, Pool# BC1737	4.00%	01/01/2044	3,021,222
1,703,601	FNMA, Pool# AS2985	4.00%	08/01/2044	1,830,774
1,132,672	FNMA, Pool# AY0382	4.00%	11/01/2044	1,210,736
1,549,523	FNMA, Pool# AX3968	4.50%	01/01/2045	1,693,537
234,031	FNMA, Pool# AY1007	4.00%	02/01/2045	250,268
390,236	FNMA, Pool# AY3851	4.50%	02/01/2045	425,179
1,651,673	FNMA, Pool# AY0677	3.50%	03/01/2045	1,745,251
1,064,768	FNMA, Pool# AW9534	4.00%	03/01/2045	1,141,292
1,186,252	FNMA, Pool# AY8675	4.50%	04/01/2045	1,296,502
1,858,283	FNMA, Pool# AZ2000	3.50%	05/01/2045	1,961,275
3,319,616	FNMA, Pool# AZ2719	4.00%	06/01/2045	3,559,095
989,462	FNMA, Pool# AZ4154	4.00%	06/01/2045	1,063,884
988,636	FNMA, Pool# AZ5811	4.00%	07/01/2045	1,059,960
2,569,721	FNMA, Pool# AZ8218	4.00%	08/01/2045	2,748,260
3,960,369	FNMA, Pool# AY3873	4.00%	08/01/2045	4,257,076
1,659,280	FNMA, Pool# AY8184	4.00%	08/01/2045	1,778,991
3,620,061	FNMA, Pool# AZ7828	4.00%	08/01/2045	3,881,216
694,743	FNMA, Pool# AZ8061	4.00%	08/01/2045	744,869
2,550,079	FNMA, Pool# AY8481	4.50%	08/01/2045	2,787,087
2,661,699	FNMA, Pool# AZ7182	4.50%	08/01/2045	2,909,053
495,724	FNMA, Pool# AZ1494	4.00%	09/01/2045	533,010
3,019,706	FNMA, Pool# AY3876	4.00%	09/01/2045	3,245,939
1,753,161	FNMA, Pool# AZ7073	4.00%	09/01/2045	1,884,506
1,171,040	FNMA, Pool# AY3877	4.00%	09/01/2045	1,258,765
1,607,794	FNMA, Pool# AZ9834	4.50%	09/01/2045	1,755,738
5,499,959	FNMA, Pool# AY3878	4.50%	09/01/2045	6,006,057
6,404,830	FNMA, Pool# AY3875	4.50%	09/01/2045	6,994,189
1,855,916	FNMA, Pool# AY3881	4.00%	10/01/2045	1,994,950
1,942,373	FNMA, Pool# BA6225	4.00%	10/01/2045	2,087,873
316,827	FNMA, Pool# BA2936	4.00%	10/01/2045	339,685
1,430,873	FNMA, Pool# BA2526	4.00%	10/01/2045	1,534,106
1,144,986	FNMA, Pool# BA2509	4.50%	10/01/2045	1,250,344
1,417,017	FNMA, Pool# AZ9543	4.50%	10/01/2045	1,547,406
2,044,970	FNMA, Pool# BA3674	4.50%	10/01/2045	2,233,147
1,445,055	FNMA, Pool# AY3887	3.50%	11/01/2045	1,519,363
2,629,406	FNMA, Pool# AZ7081	3.50%	11/01/2045	2,775,146
2,214,524	FNMA, Pool# BA5436	3.50%	11/01/2045	2,330,341
3,757,742	FNMA, Pool# AY3885	4.00%	11/01/2045	4,039,247
1,231,852	FNMA, Pool# AY3884	4.00%	11/01/2045	1,324,141
1,272,873	FNMA, Pool# BC3849	4.00%	11/01/2045	1,368,189
5,383,347	FNMA, Pool# AY3886	4.50%	11/01/2045	5,878,713
6,411,943	FNMA, Pool# AY3882	4.50%	11/01/2045	7,001,963
1,423,978	FNMA, Pool# BA5582	3.50%	12/01/2045	1,496,042
4,759,556	FNMA, Pool# AY3883	3.50%	12/01/2045	5,000,429
562,822	FNMA, Pool# BA5579	3.50%	12/01/2045	590,611
1,339,470	FNMA, Pool# BA5469	3.50%	12/01/2045	1,410,896
2,135,516	FNMA, Pool# BA4395	4.00%	12/01/2045	2,290,249
1,565,280	FNMA, Pool# AZ5003	4.00%	12/01/2045	1,675,811
1,016,807	FNMA, Pool# BA6309	4.50%	12/01/2045	1,115,014
1,740,063	FNMA, Pool# BA5583	3.50%	01/01/2046	1,846,262

3,641,704	FNMA, Pool# AY3888	3.50%	01/01/2046	3,826,224
1,455,207	FNMA, Pool# BA5584	3.50%	01/01/2046	1,535,952
1,616,920	FNMA, Pool# BA5587	4.00%	01/01/2046	1,741,985
2,265,156	FNMA, Pool# BA7237	4.00%	01/01/2046	2,428,521
1,361,223	FNMA, Pool# BC2159	4.00%	01/01/2046	1,459,813
3,029,718	FNMA, Pool# AY3889	4.00%	01/01/2046	3,256,606
3,898,482	FNMA, Pool# AY3890	4.50%	01/01/2046	4,257,219
1,934,946	FNMA, Pool# BC3867	3.50%	02/01/2046	2,030,571
3,196,291	FNMA, Pool# BC1230	3.50%	02/01/2046	3,359,855
1,362,276	FNMA, Pool# BC1231	4.00%	02/01/2046	1,467,648
1,096,734	FNMA, Pool# BA5510	4.00%	02/01/2046	1,178,868
1,058,476	FNMA, Pool# BC2890	4.50%	02/01/2046	1,155,872
3,500,000	FNMA, Pool# AL8256	3.00%	03/01/2046	3,597,480
2,430,074	FNMA, Pool# BC1236	3.50%	03/01/2046	2,553,231
692,269	FNMA, Pool# BC3387	3.50%	03/01/2046	726,383
1,012,291	FNMA, Pool# BC5323	4.00%	03/01/2046	1,086,231
207,364	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	212,863
76	FNMA REMIC Trust, Series 1990-105	6.50%	09/25/2020	80
10,371	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	10,478
508,692	FNMA REMIC Trust, Series 2011-18	4.00%	10/25/2025	513,067
4,571,912	FNMA REMIC Trust, Series 2012-139~	2.50%	12/25/2027	433,014
310,806	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	32,108
7,482,691	FNMA REMIC Trust, Series 2015-36~	3.50%	06/25/2030	1,043,424
4,267,386	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	540,638
13,872,077	FNMA REMIC Trust, Series 2014-14~	3.00%	04/25/2031	1,260,837
10,727,305	FNMA REMIC Trust, Series 2013-104~	3.00%	08/25/2032	928,743
12,675,570	FNMA REMIC Trust, Series 2013-45~	3.00%	05/25/2033	2,087,984
10,909,652	FNMA REMIC Trust, Series 2013-24~	3.00%	11/25/2040	1,463,405
520,332	FNMA REMIC Trust, Series 2012-10#	0.98%	02/25/2042	524,155
2,067,196	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	301,500
1,708,701	FNMA REMIC Trust, Series 2012-99~	4.50%	05/25/2042	307,447
14,395,336	FNMA REMIC Trust, Series 2012-146~	3.00%	11/25/2042	1,817,738
8,837,563	FNMA REMIC Trust, Series 2013-20~	3.50%	11/25/2042	1,102,031
17,007	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	18,274
5,838	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	6,287
35,025	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	38,313
19,239	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	20,832
22,445	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	24,389
1,572,057	FNMA REMIC Trust, Series 2015-40~	4.50%	03/25/2045	355,698
7,500,000	FNMA, 2.5%, Due TBA April	2.50%	04/15/2031	7,699,805
7,000,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2031	7,312,265
14,500,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2046	14,874,960
6,000,000	FNMA, 3.0%, Due TBA May	3.00%	05/15/2046	6,142,500
23,000,000	FNMA, 3.5%, Due TBA April	3.50%	04/15/2046	24,116,759
3,320,000	Freddie Mac STACR Debt Notes, Series 2014-DN1#	2.63%	02/26/2024	3,317,054
6,500,000	Freddie Mac STACR Debt Notes, Series 2014-DN2#	2.08%	04/25/2024	6,432,370
3,600,000	Freddie Mac STACR Debt Notes, Series 2015-DNA1#	2.28%	10/25/2027	3,563,292
5,600,000	Freddie Mac STACR Debt Notes, Series 2015-DNA2#	3.03%	12/27/2027	5,606,054
5,750,000	Freddie Mac STACR Debt Notes, Series 2015-DNA3#	3.29%	04/25/2028	5,793,558
4,000,000	Freddie Mac STACR Debt Notes, Series 2016-DNA1#	3.34%	07/25/2028	4,033,419
900,000	FREMF Mortgage Trust, Series 2011-K703#^	4.88%	07/25/2044	938,571
5,780,000	FREMF Mortgage Trust, Series 2012-KF01#^	3.04%	10/25/2044	5,752,460
2,790,963	FREMF Mortgage Trust, Series 2012-K19#^	4.04%	05/25/2045	2,920,291
5,000,000	FREMF Mortgage Trust, Series 2012-K711#^	3.56%	08/25/2045	5,106,007
8	GNMA, Pool# 180963X	9.50%	11/15/2016	8
211	GNMA, Pool# 781403X	6.00%	02/15/2017	214
44	GNMA, Pool# 198708X	9.50%	04/15/2017	45
9,083	GNMA, Pool# 595167X	5.50%	11/15/2017	9,242
5,987	GNMA, Pool# 552929X	5.00%	12/15/2017	6,135
1,451	GNMA, Pool# 607669X	5.00%	02/15/2018	1,498
4,833	GNMA, Pool# 594102X	4.50%	09/15/2018	4,968
9,557	GNMA, Pool# 780576X	7.00%	12/15/2022	10,882
40,512	GNMA, Pool# 723460X	4.00%	12/15/2024	42,972
1,458	GNMA, Pool# 780195X	8.00%	07/15/2025	1,697
14,416	GNMA, Pool# 487110	6.50%	04/15/2029	16,894

345	GNMA, Pool# 536231X	9.00%	07/15/2030	347
5,185	GNMA, Pool# 571166	7.00%	08/15/2031	5,349
4,707	GNMA, Pool# 004017M	6.00%	08/20/2037	5,399
3,585	GNMA, Pool# 565240X	6.50%	09/15/2037	4,221
3,995	GNMA, Pool# 676322X	7.00%	09/15/2037	4,371
11,156	GNMA, Pool# 646058X	6.00%	11/15/2037	12,598
13,033	GNMA REMIC Trust, Series 201-03	3.00%	01/16/2027	13,640
16,155,673	GNMA REMIC Trust, Series 2013-170~	2.50%	05/16/2028	1,421,790
1,397,092	GNMA REMIC Trust, Series 2013-168~	2.50%	11/16/2028	130,510
1,087	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	1,130
682,000	GNMA REMIC Trust, Series 2011-156	2.00%	04/20/2040	595,315
11,333,055	GNMA REMIC Trust, Series 2013-79~	3.00%	01/20/2042	1,265,336
831,612	GNMA REMIC Trust, Series 2012-97	2.00%	08/16/2042	738,719
620,554	GNMA REMIC Trust, Series 2011-121#	0.84%	03/16/2043	615,832
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	744,616
9,500,000	GNMA REMIC Trust, Series 2014-104	3.50%	07/16/2044	10,196,035
6,867,000	GNMA REMIC Trust, Series 2013-85#	2.79%	02/16/2049	6,690,526
8,000,000	GNMA REMIC Trust, Series 2013-73#	2.67%	10/16/2052	7,819,690
7,000,000	GNMA, 3.0%, Due TBA April	3.00%	04/15/2046	7,251,699
14,000,000	GNMA, 3.5%, Due TBA April	3.50%	04/15/2046	14,797,344
Total Mortgage Backed Securities (Cost $428,114,511)				430,277,586

Asset Backed Securities - 6.1%
275,226	AmeriCredit Automobile Receivables, Series 2012-5 C	1.69%	11/08/2018	275,418
650,896	AmeriCredit Automobile Receivables, Series 2014-2 A-3	0.94%	02/08/2019	649,596
1,750,000	AmeriCredit Automobile Receivables, Series 2015-4	2.11%	01/08/2021	1,759,762
1,500,000	AmeriCredit Automobile Receivables, Series 2015-3	2.73%	03/08/2021	1,514,233
630,779	AmeriCredit Automobile Receivables Trust, Series 2012-4 C	1.93%	08/08/2018	631,731
1,776,000	AmeriCredit Automobile Receivables Trust, Series 2016-1#	1.52%	06/10/2019	1,779,352
140,274	Bank of the West Auto Trust, Series 2014-1^	0.69%	07/17/2017	140,250
230,492	Capital Auto Receivables Asset Trust, Series 2013-4 A-3	1.09%	03/20/2018	230,361
780,000	Capital Auto Receivables Asset Trust, Series 2014-2 A-3	1.26%	05/21/2018	779,718
420,000	Capital Auto Receivables Asset Trust, Series 2013-2 A-4	1.56%	07/20/2018	420,378
120,482	Dell Equipment Finance Trust, Series 2015-2^	0.53%	10/24/2016	120,483
1,654,403	Exeter Automobile Receivables Trust, Series 2015-2^	1.54%	11/15/2019	1,648,566
3,000,000	Highbridge Loan Management, Series 6a-2015 C#^	3.69%	05/05/2027	2,917,788
150,000	Oscar U.S. Funding Trust IV, Series 2016-4^†	0.95%	04/17/2017	150,000
950,000	Oscar U.S. Funding Trust IV, Series 2016-4#^†	2.13%	07/15/2020	950,000
500,000	Prestige Auto Receivables Trust, Series 2016-1 A-2^	1.78%	04/15/2019	500,735
760,000	Prestige Auto Receivables Trust, Series 2016-1 A-3^	1.99%	06/15/2020	763,399
254,000	Prestige Auto Receivables Trust, Series 2016-1 B^	2.98%	11/16/2020	255,606
850,695	Santander Drive Automobile Receivables Trust, Series 2012-1	4.56%	11/15/2017	855,731
799,562	Santander Drive Automobile Receivables Trust, Series 2014-1	1.59%	10/15/2018	799,870
2,900,000	Santander Drive Automobile Receivables Trust, Series 2014-3	1.45%	05/15/2019	2,897,512
2,200,000	Santander Drive Automobile Receivables Trust, Series 2015-4	2.26%	06/15/2020	2,215,412
265,033	SLM Student Loan Trust, Series 2007-1#	0.68%	01/25/2022	264,369
Total Asset Backed Securities (Cost $22,413,481)				22,520,270

Local Government Housing Agency Bonds - 0.8%
1,865,000	Delaware State Housing Authority	2.75%	12/01/2041	1,887,641
865,000	Missouri Housing Development Commission	2.65%	11/01/2040	858,340
Total Local Government Housing Agency Bonds (Cost $2,568,005)				2,745,981

Shares
Short-Term Investments - 5.0%
Money Market Funds - 5.0%
18,528,875	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%*			18,528,875
Total Short-Term Investments (Cost $18,528,875)				18,528,875
Total Investments - 128.6% (Cost $471,624,872)				474,072,712
Liabilities in Excess of Other Assets - (28.6)%				(105,310,049)
NET ASSETS - 100.0%				$368,762,663

#Variable rate security. Rate disclosed is as of March 31, 2016.
~Interest Only Security
*Annualized seven-day yield as of March 31, 2016.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $22,164,156 or 6.0% of net assets.

† Security is fair valued under supervision of the Board of Trustees

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:
$471,624,872
Tax cost of investments	6,546,564
Gross unrealized appreciation	(4,098,724)
Gross unrealized depreciation	$2,447,840
Net unrealized appreciation

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Brown Advisory Mortgage Securities Fund
Schedule of Securities Sold Short
March 31, 2016 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - (8.8)%
10,000,000	FNMA, 4.0%, Due TBA May	4.00%	05/15/2046	10,669,531
20,000,000	FNMA, 4.5%, Due TBA April	4.50%	04/15/2046	21,765,625
Total Mortgage Backed Securities (Proceeds $32,329,687)				32,435,156

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Mortgage Backed Securities	$-	$430,277,586	$-
Asset Backed Securities	$-	$21,420,270	$1,100,000
Local Government Housing Agency Bonds	$-	$2,745,981	$-
Short-Term Investments	$18,528,875	$-	$-
Total Investments	$18,528,875	$454,443,837	$1,100,000
Securities Sold Short	$-	$32,435,156	$-

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 99.0%
Belgium - 1.5%
220,530	UCB S.A.	16,834,239
Denmark - 4.6%
891,652	DSV A/S	37,087,594
318,155	H. Lundbeck A/S*	10,493,061
310,544	Spar Nord Bank A/S	2,961,969
		50,542,624
Finland - 4.7%
738,966	Kone OYJ	35,567,117
352,851	Sampo OYJ	16,712,633
		52,279,750
France - 10.1%
156,580	Altran Technologies S.A.	2,167,754
73,045	bioMerieux S.A.	8,357,041
445,933	Elior Group S.A.	9,764,264
179,711	Elis S.A.	3,486,400
636,416	Legrand S.A.	35,571,926
121,696	L'Oreal S.A.	21,769,804
247,850	Pernod Ricard S.A.	27,598,821
112,079	Worldline S.A.*	2,882,653
		111,598,663
Germany - 11.5%
239,809	Bayer AG	28,100,953
186,893	Beiersdorf AG	16,834,259
1,456,721	Infineon Technologies AG	20,653,925
267,690	Merck KGaA	22,267,500
114,549	NORMA Group SE	6,394,004
355,308	ProSiebenSat.1 Media SE	18,239,729
298,193	United Internet AG	14,940,393
		127,430,763
Italy - 3.0%
198,650	DiaSorin S.p.A.	11,471,110
1,528,503	OVS S.p.A.*	8,956,955
491,503	Salvatore Ferragam S.p.A.	12,536,719
		32,964,784
Netherlands - 4.5%
164,853	ASML Holding NV	16,589,923
371,666	Heineken NV	33,627,515
		50,217,438
Spain - 0.5%
97,016	Viscofan S.A.	5,799,969
Sweden - 10.2%
1,394,464	Assa Abloy AB	27,453,510
1,600,342	Atlas Copco AB	40,164,345
1,823,303	Cloetta AB	5,786,507
289,839	Nordea Bank AB	2,780,108
1,455,287	Sandvik AB	15,030,143
1,075,585	Trelleborg AB	21,238,858
		112,453,471

Switzerland - 18.4%
2,597	BELIMO Holding AG	7,047,423
781	Chocoladefabriken Lindt & Spruengli AG	4,839,103
479,565	Cie Financiere Richemont S.A.	31,675,496
30,690	Daetwyler Holding AG	4,572,307
71,535	Geberit AG	26,728,673
3,608	Givaudan S.A.	7,070,961
15,497	INFICON Holding AG	5,111,317
734,778	Julius Baer Gruppe AG	31,490,343
128,939	Kuehne & Nagel International AG	18,324,347
4,485	LEM Holding S.A.	3,800,467
90,462	Schindler Holding Ltd.	16,665,640
68,000	Tecan Trading Group AG	10,338,527
56,422	Temenos Group AG	3,082,552
2,075,682	UBS Group AG	33,389,498
		204,136,654
United Kingdom - 30.0%
568,642	Berendsen PLC	9,808,234
8,406,038	Booker Group PLC	20,777,991
807,414	British American Tobacco PLC	47,214,149
1,597,953	Compass Group PLC	28,169,243
365,565	Diploma PLC	3,885,502
296,549	Dunelm Group PLC	3,890,752
939,892	Essentra PLC	11,158,768
704,601	Halma PLC	9,209,875
408,997	Hikma Pharmaceuticals PLC	11,614,038
827,708	Jardine Lloyd Thompson Group PLC	10,016,186
1,377,436	Prudential PLC	25,631,891
410,520	Reckitt Benckiser Group PLC	39,597,256
3,243,369	Saga PLC	9,232,697
1,900,286	Smith & Nephew PLC	31,264,833
736,590	Spectris PLC	19,441,379
336,694	Spirax-Sarco Engineering PLC	17,577,493
1,485,602	SSP Group PLC	6,179,503
422,295	SuperGroup PLC	8,606,085
324,556	Ultra Electronics Holdings PLC	8,393,766
426,435	WH Smith PLC	11,108,235
		332,777,876
Total Common Stocks (Cost $1,092,631,454)		1,097,036,231

Short-Term Investments - 0.6%
Money Market Funds - 0.6%
6,822,022	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	6,822,022
Total Short-Term Investments (Cost $6,822,022)		6,822,022
Total Investments - 99.6% (Cost $1,099,453,476)		1,103,858,253
Other Assets in Excess of Liabilities - 0.4%		3,970,466
NET ASSETS - 100.0%		$1,107,828,719

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$1,103,194,787
Gross unrealized appreciation		77,166,403
Gross unrealized depreciation		(76,502,937)
Net unrealized appreciation		$663,466

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks:
Belgium	$-	$16,834,239	$-
Denmark	$-	$50,542,624	$-
Finland	$-	$52,279,750	$-
France	$-	$111,598,663	$-
Germany	$-	$127,430,763	$-
Italy	$-	$32,964,784	$-
Netherlands	$-	$50,217,438	$-
Spain	$-	$5,799,969	$-
Sweden	$-	$112,453,471	$-
Switzerland	$-	$204,136,654	$-
United Kingdom	$13,123,449	$319,654,427	$-
Short-Term Investments	$6,822,022	$-	$-
Total Investments	$19,945,471	$1,083,912,782	$-

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 90.0%
Japan - 90.0%
Consumer Discretionary - 25.8%
341,768	Adastria Holdings Co., Ltd.	10,369,908
595,400	Aisan Industry Co., Ltd.	4,679,931
733,000	Alpine Electronics, Inc.	8,196,636
399,200	Avex Group Holdings, Inc.	5,198,699
399,890	Bandai Namco Holdings, Inc.	8,716,968
96,845	BELC Co, Ltd.	3,653,599
316,100	BELLSYSTEM24 Holdings, Inc.	3,495,392
235,500	Benesse Holdings, Inc.	6,780,543
80,800	CyberAgent, Inc.	3,756,309
588,100	DaikyoNishikawa Co.	8,425,869
236,463	DIP Corp.	5,570,677
461,200	En-Japan, Inc.	7,789,385
624,930	Exedy Corp.	13,805,697
189,400	FUJIFILM Holdings Corp.	7,486,471
894,900	Funai Electric Co., Ltd.	7,844,128
215,700	Gendai Agency, Inc.	1,079,977
79,900	GEO Holdings Corp.	1,327,744
801,708	Gulliver International Co., Ltd.	9,976,015
44,000	H.I.S. Co., Ltd.	1,226,979
311,700	H2O Retailing Co.	5,376,970
1,126,800	Honda Motor Co., Ltd.	30,807,950
483,620	Honeys Co., Ltd.	5,057,949
31,100	Hoshizaki Electric Co., Ltd.	2,594,074
362,900	Iida Group Holdings Co., Ltd.	7,067,781
1,443,900	Isuzu Motors, Ltd.	14,893,794
832,900	Keihin Corp.	12,449,925
327,000	Konami Holdings Corp.	9,664,210
513,200	Kuroda Electric Co., Ltd.	7,676,364
1,972,900	Mitsubishi Motors Corp.	14,727,546
923,540	NGK Spark Plug Co., Ltd.	17,685,096
1,145,000	Nikon Corp.	17,508,327
169,510	Nintendo Co., Ltd.	24,095,553
1,527,480	Nippon Television Holdings, Inc.	25,178,768
541,400	Nishimatsuya Chain Co., Ltd.	5,422,153
743,700	Nissin Kogyo Co., Ltd.	10,021,820
240,500	Pal Co., Ltd.	6,021,611
669,800	Panasonic Corp.	6,066,224
4,694,300	Pioneer Corp.	12,444,572
139,900	Proto Corp.	1,721,972
594,100	Rakuten, Inc.	5,734,825
352,000	Relia, Inc.	3,255,756
23,722	Relo Holdings, Inc.	3,170,406
106,500	ResortTrust, Inc.	2,388,887
305,000	Sanyo Shokai Co., Ltd.	691,712
13,000	Seria Co., Ltd.	785,199
58,900	Shimamura Co., Ltd.	7,352,566
30,941	Shimano, Inc.	4,852,381
205,880	Sony Corp.	5,293,410
86,100	Start Today Co., Ltd.	3,468,852
321,300	Suzuki Motor Corp.	8,591,137
175,000	Takata Corp.	681,271
409,846	TechnoPro Holdings, Inc.	12,149,061
650,000	Teijin, Ltd.	2,263,489
222,800	Temp Holdings Co., Ltd.	3,227,880
170,800	Tenma Corp.	2,796,171
430,000	Tokai Rika Co., Ltd.	8,081,804
1,759,160	Toyo Tire & Rubber Co., Ltd.	26,284,745
674,300	Toyoda Gosei Co., Ltd.	13,004,182
367,410	Toyota Industries Corp.	16,500,350
176,200	Trusco Nakayama Corp.	6,991,413
314,700	TS Tech Co., Ltd.	7,355,829
180,500	TV Asahi Holdings Corp.	3,238,066
75,474	United Arrows, Ltd.	3,120,234
180,300	USS Co., Ltd.	2,877,064
494,500	XEBIO Holdings Co., Ltd.	7,895,667
1,033,967	Yamada Denki Co., Ltd.	4,887,545
221,200	Yondoshi Holdings, Inc.	5,458,221
		528,261,709

Consumer Staples - 5.5%
122,300	Ain Holdings, Inc.	6,265,385
89,092	Ajinomoto Co., Inc.	2,008,748
60,759	Ariake Japan Co., Ltd.	3,559,982
364,900	Cawachi, Ltd.	6,584,613
100,500	Coca-Cola East Japan Co., Ltd.	1,665,751
143,710	Cocokara Fine, Inc.	6,233,900
90,500	Ezaki Glico Co., Ltd.	4,635,659
139,300	FamilyMart Co., Ltd.	7,234,610
579,000	Itoham Foods, Inc.*	3,814,786
93,626	Kikkoman Corp.	3,073,417
43,053	Kose Corp.	4,185,498
322,594	Lion Corp.	3,631,929
86,990	MEIJI Holdings Co., Ltd.	6,990,409
388,878	Morinaga & Co., Ltd.	1,978,529
258,119	Nippon Flour Mills Co., Ltd.	2,119,819
119,452	Nisshin Seifun Group, Inc.	1,897,032
271,400	Rohto Pharmaceutical Co., Ltd.	4,943,532
833,979	Sapporo Holdings, Ltd.	4,147,828
225,940	Seven & I Holdings Co., Ltd.	9,626,779
114,517	Sundrug Co., Ltd.	8,559,399
60,200	Tsuruha Holdings, Inc.	5,920,921
241,200	United Super Markets Holdings, Inc.	2,290,901
112,200	Welcia Holdings Co., Ltd.	6,460,076
88,227	Yamazaki Baking Co., Ltd.	1,857,041
41,020	Yaoko Co., Ltd.	1,811,271
		111,497,815
Energy - 1.2%
2,132,800	Inpex Corp.	16,151,443
416,500	Japan Petroleum Exploration Co., Ltd.	9,311,125
		25,462,568
Financials - 12.1%
1,126,200	Dai-ichi Life Insurance Co., Ltd.	13,648,963
491,000	Eighteenth Bank, Ltd.	1,089,958
385,300	Hulic Co., Ltd.	3,673,823
267,438	Japan Exchange Group, Inc.	4,091,310
942,100	Kenedix, Inc.	4,113,688
2,883,800	Leopalace 21 Corp.	17,404,518
11,583,140	Mitsubishi UFJ Financial Group, Inc.	53,671,704
618,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,710,833
14,085,500	Mizuho Financial Group, Inc.	20,991,380
394,000	NTT Urban Development Corp.	3,856,063
719,000	Oita Bank, Ltd.	2,239,504
2,726,000	Shinsei Bank, Ltd.	3,557,758
1,059,085	Sony Financial Holdings, Inc.	13,542,108
821,800	Sumitomo Mitsui Financial Group, Inc.	24,947,940
222,500	Sumitomo Real Estate Sales Co., Ltd.	4,278,477
3,245,610	T&D Holdings, Inc.	30,317,377
1,366,700	Takara Leben Co., Ltd.	8,077,590
759,000	Tochigi Bank, Ltd.	2,878,219
450,420	Tokio Marine Holdings, Inc.	15,218,761
150,730	Tokyo TY Financial Group, Inc.	3,502,124
620,000	Yamanashi Chuo Bank, Ltd.	2,273,415
325,300	Zenkoku Hosho Co., Ltd.	11,018,195
		247,103,708

Health Care - 7.2%
269,553	Asahi Intecc Co., Ltd.	12,612,564
319,300	CMIC Holdings Co., Ltd.	4,031,806
355,000	Eisai Co., Ltd.	21,343,214
218,100	EPS Holdings, Inc.	2,665,264
189,330	Hoya Corp.	7,196,554
272,900	Nippon Shinyaku Co., Ltd.	10,669,262
316,210	Olympus Corp.	12,276,600
254,418	ONO Pharmaceutical Co., Ltd.	10,762,561
251,700	Santen Pharmaceutical Co., Ltd.	3,783,172
299,238	Shionogi & Co., Ltd.	14,064,548
18,937	Sosei Group Corp.	2,721,859
65,014	Sysmex Corp.	4,064,409
801,400	Takeda Pharmaceutical Co., Ltd.	36,536,280
110,451	Terumo Corp.	3,952,716
		146,680,809
Industrials - 10.6%
233,300	Bunka Shutter Co., Ltd.	1,915,893
212,600	Daifuku Co., Ltd.	3,579,857
78,800	Daiseki Co., Ltd.	1,288,146
83,900	Denyo Co., Ltd.	862,789
109,000	DMG Mori Co., Ltd.	1,000,847
195,250	East Japan Railway Co.	16,842,171
167,548	Fuji Kyuko Co., Ltd.	2,301,706
1,371,500	Hino Motors, Ltd.	14,819,935
438,800	Hisaka Works, Ltd.	3,206,734
508,200	Hitachi Chemical Co., Ltd.	9,132,242
122,500	Hitachi Transport System, Ltd.	2,045,022
1,949,660	Hitachi, Ltd.	9,137,764
1,358,600	Hosiden Corp.	8,118,986
1,733,000	IHI Corp.	3,668,231
90,200	Jamco Corp.	2,256,568
111,749	Japan Airlines Co., Ltd.	4,096,715
922,000	Japan Aviation Electronics Industry, Ltd.	10,799,778
3,173,000	Japan Steel Works, Ltd.	10,001,551
215,500	Kubota Corp.	2,942,074
643,843	Kyudenko Corp.	15,309,261
72,000	METAWATER Co., Ltd.	1,795,759
213,820	Misumi Group, Inc.	3,057,004
146,943	Miura Co., Ltd.	2,738,693
314,800	Nippon Densetsu Kogyo Co., Ltd.	6,326,401
201,947	Nissin Electric Co., Ltd.	2,201,052
290,133	Obayashi Corp.	2,859,738
583,100	Sanwa Holdings Corp.	4,337,833
72,090	Sohgo Security Services Co., Ltd.	3,903,206
307,684	Sotetsu Holdings, Inc.	1,884,618
957,020	Sumitomo Electric Industries, Ltd.	11,604,760
2,694,000	Sumitomo Heavy Industries, Ltd.	11,119,827
418,900	Tokyu Construction Co., Ltd.	3,420,819
2,487,000	Toshiba Machine Co., Ltd.	7,652,018
290,100	Toshiba Plant System & Services Corp.	3,550,623
3,471,000	Toyo Engineering Corp.	9,028,078
422,800	Tsubaki Nakashima Co., Ltd.	5,795,641
719,400	Ushio, Inc.	9,550,259
60,200	Zuiko Corp.	2,045,792
		216,198,391

Information Technology - 18.1%
82,006	Alpha Systems, Inc.	1,259,115
774,000	Canon, Inc.	23,082,968
988,500	DeNA Co., Ltd.	17,015,178
653,900	Digital Garage, Inc.	11,903,551
567,966	Ferrotec Corp.	6,086,099
29,900	FreakOut, Inc.	1,096,604
14,463,320	Fujitsu, Ltd.	53,482,074
1,817,100	GREE, Inc.	9,967,589
443,810	Hitachi High-Technologies Corp.	12,493,654
58,200	Horiba, Ltd.	2,169,958
23,200	Iriso Electronics Co., Ltd.	1,149,186
485,100	Itochu Techno-Solutions Corp.	9,153,219
324,720	Japan Digital Laboratory Co., Ltd.	4,647,466
131,000	Kyocera Corp.	5,768,086
387,600	Melco Holdings, Inc.	7,904,692
346,000	Mimasu Semiconductor Industry Co., Ltd.	3,173,971
305,000	Miraial Co., Ltd.	2,259,611
1,042,860	Mitsubishi Electric Corp.	10,927,011
433,900	Mitsumi Electric Co., Ltd.*	2,015,446
167,400	Mixi, Inc.	6,208,442
1,467,600	NET One Systems Co., Ltd.	7,923,190
123,805	Nexon Co., Ltd.	2,111,421
1,333,700	Nichicon Corp.	9,282,423
236,800	Nippon Ceramic Co., Ltd.	4,107,060
169,007	OBIC Co., Ltd.	8,934,341
163,000	Outsourcing, Inc.	5,615,194
471,250	Recruit Holdings Co., Ltd	14,368,730
428,800	Rohm Co., Ltd.	18,033,985
2,206,000	SCREEN Holdings Co., Ltd.	17,420,448
474,971	SCSK Corp.	18,566,527
150,000	Shimadzu Corp.	2,353,262
735,242	Shinkawa, Ltd.	2,987,529
1,835,000	Shinko Electric Industries Co., Ltd.	10,315,282
514,190	SoftBank Corp.	24,593,733
1,755,000	SUMCO Corp.	11,018,993
142,920	TDK Corp.	7,930,046
567,700	Tokyo Seimitsu Co., Ltd.	11,137,492
39,000	W-Scope Corp.	1,809,474
		370,273,050
Materials - 7.6%
546,000	Aichi Steel Corp.	2,134,462
389,200	Chubu Steel Plate Co., Ltd.	1,742,536
126,500	Daicel Corp.	1,724,374
219,200	Fujimi, Inc.	2,917,917
1,140,880	JSR Corp.	16,405,073
595,000	Kyoei Steel, Ltd.	8,931,034
1,987,000	Mitsubishi Gas Chemical Co., Inc.	10,671,275
4,168,720	Mitsubishi Materials Corp.	11,761,432
1,895,000	Mitsui Chemicals, Inc.	6,307,772
575,000	Neturen Co., Ltd.	3,898,851
22,200	Nippon Shokubai Co., Ltd.	1,130,840
163,700	Nitto Denko Corp.	9,121,934
386,600	NOK Corp.	6,595,579
2,347,000	Pacific Metals Co.	6,860,201
397,250	Shin-Etsu Chemical Co., Ltd.	20,517,157
2,040,000	Sumitomo Bakelite Co., Ltd.	7,983,802
802,700	Sumitomo Riko Co., Ltd.	6,989,735
1,223,000	Taiheiyo Cement Corp.	2,814,870
1,801,200	Tokyo Steel Manufacturing Co., Ltd.	10,712,528
437,700	Yamato Kogyo Co., Ltd.	9,483,310
265,968	Yodogawa Steel Works, Ltd.	5,642,648
		154,347,330

Telecommunication Services - 1.9%
674,650	Nippon Telegraph & Telephone Corp.	29,143,199
386,544	NTT DoCoMo, Inc.	8,786,694
		37,929,893
Total Common Stocks (Cost $1,836,234,403)		1,837,755,273

Real Estate Investment Trusts - 0.2%
Japan - 0.2%
192	Hoshino Resorts, Inc.	2,343,900
2,395	Invincible Investment Corp.	1,792,531
Total Real Estate Investment Trusts (Cost $3,683,202)		4,136,431

Exchange Traded Funds - 0.4%
Japan - 0.4%
706,730	Nomura AM TOPIX ETF	8,761,736
Total Exchange Traded Funds (Cost $8,540,568)		8,761,736

Short-Term Investments - 9.1%
Money Market Funds - 9.1%
186,660,363	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	186,660,363
Total Short-Term Investments (Cost $186,660,363)		186,660,363
Total Investments - 99.7% (Cost $2,035,118,536)		2,037,313,803
Other Assets in Excess of Liabilities - 0.3%		6,846,336
NET ASSETS - 100.0%		$2,044,160,139

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$2,063,756,780
Gross unrealized appreciation		201,345,153
Gross unrealized depreciation		(227,788,130)
Net unrealized depreciation		$(26,442,977)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Forward Currency Exchange Contracts
The Brown Advisory - WMC Japan Alpha Opportunities Fund had the following outstanding contracts as of March 31, 2016:
Currency to be Delivered		Currency to be Received		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Japanese Yen	101,651,191,000	U.S. Dollars	896,454,272	04/28/16	Bank of America, N.A.	$(7,529,344)
Japanese Yen	101,651,190,000	U.S. Dollars	896,561,003	04/28/16	Commonwealth Bank of Australia	$(7,422,605)
						$(14,951,949)
Futures Contracts - Long
The Brown Advisory - WMC Japan Alpha Opportunities Fund had the following open long futures contracts as of March 31, 2016:
			Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
TOPIX Index Futures Contracts			930	06/09/16	$110,360,571	$(394,410)

Futures Contracts - Short
The Brown Advisory - WMC Japan Alpha Opportunities Fund had the following open short futures contracts as of March 31, 2016:
			Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Japanese Yen Currency Futures			(355)	06/13/16	$(39,297,680)	$(213,820)

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks	$-	$1,837,755,273	$-
Real Estate Investment Trusts	$-	$4,136,431	$-
Exchange Traded Funds	$8,761,736	$-	$-
Short-Term Investments	$186,660,363	$-	$-
Total Investments	$195,422,099	$1,841,891,704	$-
Forward Currency Exchange Contracts*	$-	$(14,951,949)	$-
Future Contracts - Long*	$(394,410)	$-	$-
Future Contracts - Short*	$(213,820)	$-	$-
*Unrealized Appreciation (Depreciation)

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.0%
Brazil - 3.1%
2,000,556	Porto Seguro S.A.†	15,122,471
Chile - 3.8%
3,221,349	AFP Habitat S.A.†	4,159,527
8,604,446	Aguas Andinas S.A.	4,916,569
616,247	Cia Cervecerias Unidas S.A.	6,944,301
1,399,468	Inversiones Aguas Metropolitanas S.A.†	2,222,561
		18,242,958
China - 5.0%
1,427,500	China Mobile, Ltd.	15,809,518
7,362,000	CNOOC, Ltd.	8,591,791
		24,401,309
Hungary - 6.6%
88,936	MOL Hungarian Oil & Gas PLC	5,345,907
1,058,955	OTP Bank PLC	26,566,615
		31,912,522
India - 11.7%
1,932,085	Axis Bank, Ltd.	12,954,537
1,404,680	HCL Technologies, Ltd.	17,264,155
96,815	Hero MotoCorp, Ltd.	4,305,753
2,088,925	Power Grid Corp. of India, Ltd.	4,385,938
211,978	Shriram Transport Finance Co., Ltd.	3,050,147
1,687,142	Wipro, Ltd.	14,366,599
		56,327,129
Indonesia - 2.0%
38,747,300	Telekomunikasi Indonesia	9,766,804
Nigeria - 0.1%
22,463,484	Access Bank PLC	427,664
Philippines - 7.4%
13,158,214	Aboitiz Power Corp.†	12,561,747
9,238,448	Metropolitan Bank & Trust Co.†	16,540,130
155,695	Philippine Long Distance Telephone Co.	6,709,602
		35,811,479
Poland - 5.1%
203,453	Bank Pekao S.A.	8,969,879
1,638,723	Powszechny Zaklad Ubezpieczen S.A.	15,595,335
		24,565,214
Portugal - 0.7%
213,515	Jeronimo Martins SGPS S.A.	3,490,330
South Africa - 6.4%
2,781,455	Nampak, Ltd.	4,004,188
3,729,459	Sanlam, Ltd.	17,278,497
826,802	Shoprite Holding, Ltd.	9,704,960
		30,987,645
South Korea - 19.9%
99,952	KT&G Corp.	9,624,381
33,110	NCSoft Corp.	7,345,949
729,908	Nexen Tire Corp.†	9,296,763
32,422	NongShim Co., Ltd.	11,347,027
18,363	Samsung Electronics Co., Ltd.	21,073,509
82,577	Samsung Fire & Marine Insurance Co., Ltd.	21,326,876
661,468	SK Hynix, Inc.	16,283,798
		96,298,303

Sweden - 0.7%
58,878	Millicom International Cellular S.A.	3,211,771
Taiwan - 8.5%
708,000	eMemory Technology, Inc.†	8,184,082
490,401	Formosa International Hotels Corp.	2,955,744
10,205,000	Pou Chen Corp.	12,997,042
1,058,000	President Chain Store Corp.	7,705,153
1,823,000	Taiwan Semiconductor Manufacturing Co., Ltd.	9,092,821
		40,934,842
Thailand - 0.2%
1,780,500	Samart Corp. PCL	849,615
Turkey - 7.2%
2,014,184	Aksa Akrilik Kimya Sanayii†	7,458,232
2,194,145	Anadolu Hayat Emeklilik A/S†	4,352,701
196,051	AvivaSA Emeklilik	1,349,077
8,444,076	Turk Telekomunikasyon A/S	20,017,779
1,361,396	Turkiye Sise ve Cam Fabrikalari A/S	1,769,281
		34,947,070
United Arab Emirates - 2.6%
1,682,531	First Gulf Bank	5,382,452
2,320,432	National Bank Abu Dhabi†	5,523,394
1,551,628	Union National Bank	1,557,599
		12,463,445
Total Common Stocks (Cost $458,455,172)		439,760,571

Warrants - 0.0%
Thailand - 0.0%
400,760	Samart Corp. PCL	12,417
Total Warrants (Cost $36,189)		12,417

Short-Term Investments - 9.1%
Money Market Funds - 9.1%
44,100,651	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	44,100,651
Total Short-Term Investments (Cost $44,100,651)		44,100,651
Total Investments - 100.1% (Cost $502,592,012)		483,873,639
Liabilities in Excess of Other Assets - (0.1)%		(348,878)
NET ASSETS - 100.0%		$483,524,761

†All or a portion of this security is considered illiquid. At March 31, 2016, the total market value of securities considered illiquid was $28,521,252 or 5.9% of net assets.
#Annualized seven-day yield as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$502,778,134
Gross unrealized appreciation		36,401,337
Gross unrealized depreciation		(55,305,832)
Net unrealized depreciation		$(18,904,495)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks:
Brazil	$15,122,471	$-	$-
Chile	$18,242,958	$-	$-
China	$-	$24,401,309	$-
Hungary	$-	$31,912,522	$-
India	$-	$56,327,129	$-
Indonesia	$-	$9,766,804	$-
Nigeria	$-	$427,664	$-
Philippines	$-	$35,811,479	$-
Poland	$-	$24,565,214	$-
Portugal	$-	$3,490,330	$-
South Africa	$-	$30,987,645	$-
South Korea	$-	$96,298,303	$-
Sweden	$-	$3,211,771	$-
Taiwan	$-	$40,934,842	$-
Thailand	$849,615	$-	$-
Turkey	$1,349,077	$33,597,993	$-
United Arab Emirates	$-	$12,463,445	$-
Warrants	$12,417	$-	$-
Short-Term Investments	$44,100,651	$-	$-
Total Investments	$79,677,189	$404,196,450	$-

Brown Advisory Emerging Markets Small-Cap Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 82.4%
China - 16.3%
1,005,000	Bloomage BioTechnology Corp., Ltd.†	2,201,054
1,478,000	China Medical System Holdings, Ltd.	2,051,462
6,805,000	China Power International Development, Ltd.	3,525,006
473,800	China Taiping Insurance Holdings Co., Ltd.*	1,043,519
5,686,000	China Travel International Investment Hong Kong, Ltd.	1,907,811
4,406,000	CITIC Telecom International Holdings, Ltd.	1,658,558
4,059,000	Lee & Man Paper Manufacturing, Ltd.	2,776,658
2,159,000	Nexteer Automotive Group, Ltd.	2,221,932
3,936,000	Shandong Weigao Group Medical Polymer Co., Ltd.	2,510,199
1,341,500	Techtronic Industries Co., Ltd.	5,314,339
1,961,000	Tong Ren Tang Technologies Co., Ltd.†	3,151,902
2,969,000	Value Partners Group, Ltd.	3,117,605
3,350,000	Zhejiang Expressway Co., Ltd.	3,594,878
		35,074,923
India - 13.5%
485,692	Aurobindo Pharma, Ltd.	5,462,050
2,648,108	Dish TV India, Ltd.*	3,465,997
1,537,909	Exide Industries, Ltd.	3,236,448
104,042	Strides Arcolab, Ltd.	1,702,481
724,173	UPL, Ltd.	5,224,881
758,128	Yes Bank, Ltd.	9,904,405
		28,996,262
Indonesia - 1.8%
2,768,500	Matahari Department Store TBK	3,830,955
Malaysia - 1.0%
1,941,700	Westports Holdings Bhd.	2,053,892
Philippines - 1.8%
372,380	BDO Unibank, Inc.	826,963
919,720	Robinsons Retail Holdings, Inc.	1,478,683
409,380	Security Bank Corp.	1,555,448
		3,861,094
Singapore - 2.9%
2,879,500	ComfortDelGro Corp., Ltd.	6,240,960
South Korea - 21.7%
10,552	Cuckoo Electronics Co., Ltd.	1,851,602
17,533	E-Mart Co., Ltd	2,692,442
12,185	Hana Tour Service, Inc.	902,824
537,612	Hanon Systems	4,331,232
66,864	Hansae Co., Ltd.	3,315,047
16,585	Hotel Shilla Co., Ltd.	965,507
68,748	Hyundai Department Store Co., Ltd.	8,270,689
29,975	InBody Co., Ltd.	1,265,833
61,408	KEPCO Plant Service & Engineering Co., Ltd.	3,441,667
142,931	Korea Kolmar Co., Ltd.	10,177,355
40,230	Loen Entertainment, Inc.	2,750,954
7,805	Medy-Tox, Inc.	3,011,016
61,590	Modetour Network, Inc.	1,621,056
47,414	Youngone Corp.	1,995,497
		46,592,721
Taiwan - 11.5%
224,000	Cleanaway Co., Ltd.	1,241,694
363,000	Cub Elecparts, Inc.	4,427,026
266,000	Gourmet Master Co., Ltd.	2,123,234
878,000	Hota Industrial Manufacturing Co., Ltd.	3,815,366
217,000	King Slide Works Co., Ltd.	2,504,422
1,166,000	King Yuan Electronics Co., Ltd.	1,035,350
1,588,000	King's Town Bank	1,092,013
512,000	Makalot Industrial Co., Ltd.	3,080,840
259,000	St. Shine Optical Co., Ltd.	5,281,001
		24,600,946

Thailand - 11.9%
311,400	Airports Of Thailand PCL	3,555,082
422,500	Bumrungrad Hospital PCL	2,544,028
2,602,200	Central Plaza Hotel	3,159,091
11,962,300	Charoen Pok Foods	8,292,901
2,922,321	Major Cineplex Group PCL	2,509,043
3,472,000	Minor International PCL	3,644,950
2,211,500	Thaicom PCL	1,806,116
		25,511,211
Total Common Stocks (Cost $175,768,465)		176,762,964

Real Estate Investment Trusts - 1.0%
Singapore - 1.0%
3,027,400	Mapletree Greater China Commercial Trust	2,145,592
Total Real Estate Investment Trusts (Cost $2,115,002)		2,145,592

Mutual Funds - 1.9%
Thailand - 1.9%
10,180,200	Digital Telecommunications Infrastructure Fund	4,109,120
Total Mutual Funds (Cost $3,892,914)		4,109,120

Warrants - 0.0%
China - 0.0%
86,250	Ju Teng International Holdings, Ltd.	1,056
Total Warrants (Cost $–)		1,056

Short-Term Investments - 16.1%
Money Market Funds - 16.1%
34,487,858	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.28%#	34,487,858
Total Short-Term Investments (Cost $34,487,858)		34,487,858
Total Investments - 101.4% (Cost $216,264,239)		217,506,590
Liabilities in Excess of Other Assets - (1.4)%		(2,985,300)
NET ASSETS - 100.0%		$214,521,290

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2016.
†All or a portion of this security is considered illiquid. At March 31, 2016, the total market value of securities considered illiquid was $1,884,884 or 0.9% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Tax cost of investments		$216,693,492
Gross unrealized appreciation		13,153,022
Gross unrealized depreciation		(12,339,924)
Net unrealized appreciation		$813,098

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3

Common Stocks	$-	$176,762,964	$-
Real Estate Investment Trusts	$-	$2,145,592	$-
Mutual Funds	$4,109,120	$-	$-
Warrants	$1,056	$-	$-
Short-Term Investments	$34,487,858	$-	$-
Total Investments	$38,598,034	$178,908,556	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title)  /s/ David M. Churchill
                                            David M. Churchill, Principal Executive Officer

Date   May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
                                             David M. Churchill, Principal Executive Officer

Date   May 23, 2016

By (Signature and Title)* /s/ Jason T. Meix
                                             Jason T. Meix, Principal Financial Officer

Date   May 23, 2016

* Print the name and title of each signing officer under his or her signature.